Registration Nos. 33-49098
811-06719
As filed with the Securities and Exchange Commission
On April 30, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 62	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 63	☑
BB&T FUNDS
(Exact Name of Registrant as Specified in Charter)
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601
(Address of principal executive offices)
Registrant’s telephone number, including Area Code:
(800) 228-1872
E.G. Purcell, III, President
BB&T Funds
434 Fayetteville Street Mall, Fifth Floor
Raleigh, NC 27601
(Name and address of agent for service)
Copies of communications to:
Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center, 700 12th Street, N.W., Suite 900
Washington, D.C. 20005
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☑	on May 1, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on May 1, 2009 pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on ☐ pursuant to paragraph (a)(ii)

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for post-effective amendment No. ___ filed on [date].

Prospectus

Equity Index Fund

Class A Shares
Class B Shares
Class C Shares

MAY 1, 2009

Questions?

Call 1-800-228-1872
or your investment representative.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T Funds	Table of Contents

Risk/Return Summary and Fund Expenses

Carefully review this important section which summarizes the Fund’s investment objectives, principal investment strategies, risks, past performance, and fees.	3	Overview
	4	Equity Index Fund

Additional Investment Strategies and Risks

Review this section for information on investment strategies and their risks.	10	Investment Practices
	10	Investment Risks

Fund Management

Review this section for details on the people and organizations who oversee the Fund.	12	The Investment Adviser
	12	Portfolio Managers
	13	The Administrator and Distributor

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.	14	Choosing a Share Class
	15	Pricing of Fund Shares
	15	Purchasing and Adding to Your Shares
	18	Selling Your Shares
	19	General Policies on Selling Shares
	21	Distribution Arrangements/Sales Charges
	24	Distribution and Shareholder Service (12b-1) Fees
	25	Exchanging Your Shares
	26	Market Timing Policies
	26	Dividends, Distributions and Taxes
	27	Additional Information About the Fund

Other Information About the Fund

	28	Financial Highlights

2

Risk/Return Summary and Fund Expenses	Overview

The Fund	BB&T Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (the “Funds”). The Funds have individual investment goals and strategies. This prospectus provides you with important information about the Class A Shares, Class B Shares, and Class C Shares of the BB&T Equity Index Fund (the “Fund”) that you should know before investing. The Fund also offers a fourth class of shares, known as Institutional Shares, which are described in a separate prospectus. Please read this prospectus and keep it for future reference.

The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Your investment is not insured by the Federal Deposit Insurance Corporation or any government agency.

Each of the BB&T Funds has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that each BB&T Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio manager invests the Fund’s assets in a way that the manager believes will help the Fund achieve its goal. A portfolio manager’s judgments about the economy, stock markets, and companies, as well as a portfolio manager’s selection of instruments, may cause the Fund to underperform other funds with similar objectives.

3

Risk/Return Summary and Fund Expenses	Overview

Equity Index Fund

This Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”1).

Who May Want to Invest	Consider investing in this Fund if you are:

• seeking a long-term goal such as retirement

• looking to add a growth component to your portfolio

• willing to accept the risks of investing in a stock market

This Fund may not be appropriate if you are:

• pursuing a short-term goal or investing emergency reserves

• uncomfortable with an investment that will fluctuate in value

1 “S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

4

Risk/Return Summary and Fund Expenses	Equity Index Fund

Risk/Return Summary

Investment Objective	The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500® Index.

Principal Investment Strategies	To pursue this goal, the Fund presently invests all of its assets in the S&P 500® Index Master Portfolio (the “Master Portfolio”), which is a series of Master Investment Portfolio, an open end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity’s sake, all discussions of the Fund’s investment objective, strategies, and risks refer also to the Master Portfolio’s objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is a widely used measure of large U.S. company stock performance. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:

• Size

• Frequency and ease of stock trading, and

• Representation of the size and diversity of the American economy.

The weightings of stocks in the S&P 500® Index are based on each stock’s relative total market capitalization, that is, its market price per share times the number of shares outstanding. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500® Index. Consequently, the Fund, through its investment in the Master Portfolio, is invested in all the securities that make up the S&P 500® Index and holds those securities in amounts that match their weighting in the S&P 500® Index.

Principal Investment Risks	Your investment in the Fund may be subject to the following principal risks:
Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see “Additional Investment Strategies and Risks” on pages 9-11 or consult the Statement of Additional Information (the “SAI”).

5

Risk/Return Summary and Fund Expenses	Equity Index Fund

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s adjusted performance, over time to that of the S&P 500® Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B and Class C Shares will differ from the Class A Share returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B and Class C shareholders redeem all of their fund shares at the end of the period indicated.

Performance Bar Chart and Table1
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

Best quarter:	15.24%	6/30/03
Worst quarter:	–21.99%	12/31/08

Average Annual Total Returns
(for the periods ended
December 31, 2008)1

	1 Year	5 Years	10 Years	Since Inception
Class A Shares (with 5.75% sales charge)[2]				(7/02/93)[7]

Return Before Taxes	–40.95%	–3.88%	–2.51%	5.55%

Return After Taxes on Distributions[3]	–41.12%	–4.10%	–2.72%	5.39%

Return After Taxes on Distributions and Sale of Fund Shares[3]	–26.30%	–3.17%	–2.11%	4.92%

Class B Shares[4] (with applicable Contingent Deferred Sales Charge)

Return Before Taxes	–40.29%	–3.66%	–2.71%	5.14%

Class C Shares[5] (with applicable Contingent Deferred Sales Charge)

Return Before Taxes	–37.84%	–3.47%	–2.61%	5.21%

S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	–37.00%	–2.19%	–1.38%	6.58%[6]

1 Both the bar chart and table assume reinvestment of dividends and distributions. Performance data includes the performance of the Master Portfolio for the period prior to the Fund’s commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.

2 Performance data for the period prior to the Fund’s commencement of operations on September 11, 2000 has been adjusted to reflect the 5.75% sales charge, Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

4 Performance data for the period prior to the commencement of operations of Class B Shares on September 11, 2000 has been adjusted to reflect the maximum contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class B Shares of the Fund.

5 Performance data for the period prior to the commencement of operations of Class C Shares on May 1, 2001 is based on the performance of Class B Shares. All prior class performance has been adjusted to reflect the maximum contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class C Shares of the Fund.

6 Since June 30, 1993.

7 Date on which the Master Portfolio commenced operations.

6

Risk/Return Summary and Fund Expenses	Equity Index Fund

As an investor in the Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets and are reflected in the share price.

Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	Class A	Class B	Class C
(fees paid by you directly)[1]	Shares	Shares	Shares
Maximum Sales Charge (load) on Purchases	5.75% [2]	None	None

Maximum Deferred Sales Charge (load)	None [3]	5.00% [4]	1.00% [5]

Redemption Fee[6]	None	None	None

Annual Fund Operating Expenses[7]	Class A	Class B	Class C
(fees paid from Fund assets)	Shares	Shares	Shares
Management Fee[8]	0.05%	0.05%	0.05%

Distribution and Shareholder Service (12b-1) Fee[9]	0.50%	1.00%	1.00%

Other Expenses[10]	0.82%	0.82%	0.82%

Total Annual Fund Operating Expenses[7]	1.37%	1.87%	1.87%

Fee Waiver or Expense Reimbursement[9]	–0.25%	0.00%	0.00%

Net Fund Operating Expenses[7,9]	1.12%	1.87%	1.87%

1 Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Fund.

2 Lower sales charges are available depending upon the amount invested and for shareholders eligible for a sales charge waiver or reduction. See “Distribution Arrangements/Sales Charges.”

3 A CDSC is applicable to certain shareholders who receive a sales charge waiver and then redeem their shares within two years of purchase. See “Distribution Arrangements/Sales Charges.”

4 A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

5 The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

6 A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

7 Net Fund Operating Expenses, including Total Annual Fund Operating Expenses, include the Fund’s and Master Portfolio’s fees and expenses.

8 While BB&T Asset Management, Inc. (“BB&T Asset Management” or “Adviser”) is the Fund’s named investment adviser, BB&T Asset Management receives no management fee. The listed Management Fee is paid to the Master Portfolio’s investment adviser.

9 The Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from May 1, 2009 through April 30, 2010.

10 Other Expenses have been restated to reflect current fees and expenses.

7

Risk/Return Summary and Fund Expenses	Equity Index Fund

Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 investment

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses except for the expiration of the current contractual expense limitation on April 30, 2010

Because this example is hypothetical and for comparison only, your actual costs will be different.

Expense Example*

	1	3	5	10
Equity Index Fund	Year	Years	Years	Years
Class A Shares	$683	$961	$1,259	$2,106

Class B Shares
Assuming Redemption	$590	$888	$1,111	$2,060
Assuming No Redemption	$190	$588	$1,011	$2,060

Class C Shares
Assuming Redemption	$190	$588	$1,011	$2,190
Assuming No Redemption	$190	$588	$1,011	$2,190

* These examples reflect the fees and expenses of both the Fund and the Master Portfolio.

8

Additional Investment Strategies and Risks

Equity Index Fund

Tracking.  The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. Under normal market conditions, at least 90% of the Master Portfolio’s net assets, including any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500® Index. It does not seek to “beat” the market it tracks. Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, makes no attempt to apply economic, financial, or market analysis when managing the Master Portfolio. It selects securities because they will help the Master Portfolio achieve returns corresponding to index returns. Including a security among the Master Portfolio’s holdings implies no opinion as to its attractiveness as an investment.

As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in the securities comprising an equity index selected by BB&T Asset Management or another investment company that invests substantially all of its assets in such an index. This policy will not be changed without at least 60 days’ written notice to shareholders.

Investing in Indexes.  Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index’s performance, before fees and expenses, is through buying all the index’s securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does with regard to the S&P 500® Index.

Investing in ETFs, Futures, and Options.  The Master Portfolio may invest in Exchange Traded Funds (“ETFs”), futures contracts and options on futures contracts, including stock index futures and options thereon, to remain fully invested while keeping cash on hand, either in anticipation of shareholder redemptions or because it has not yet invested new shareholder money. The Master Portfolio may invest in high-quality money market instruments to provide liquidity.

Master/Feeder Structure.  While BB&T Asset Management is the Fund’s named investment adviser, BB&T Asset Management receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Feeder Fund Expenses.  The feeder funds that invest in the Master Portfolio bear the Master Portfolio’s expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.

Feeder Fund Rights.  Under the master/feeder structure, BB&T Asset Management, the Fund’s Adviser, may withdraw the Fund’s assets from the Master Portfolio if the Fund’s Board of Trustees determines that doing so is in shareholders’ best interests. If the Adviser withdraws the Fund’s assets, it would then consider whether it should assume day-to-day management, invest in another master portfolio, or recommend other action to the Fund’s Board of Trustees.

9

Additional Investment Strategies and Risks

Investment Practices

The Fund and the Master Portfolio invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund and Master Portfolio use, as well as the main risks they pose. Equity securities are subject mainly to market risk. You may also consult the SAI for additional details regarding these and other permissible investments.

Instrument	Risk Type

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., puts and calls), options on futures, swap agreements, and some mortgage-backed securities.	Management Market Credit Liquidity Derivatives Interest Rate

Exchange Traded Funds (“ETFs”): Open or closed-end mutual funds that are traded on exchanges continuously throughout the day, including some for which BGFA serves as investment advisor.	Management Market

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.	Management Market Credit Liquidity Derivatives

Reverse Repurchase Agreement: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the
Fund.	Market Leverage

Securities Lending: The lending of up to 33 1/3% of the Fund’s total assets, including the assets received by the Fund as collateral for securities loaned. In return the Fund will receive cash, other securities, and/or letters of credit as collateral.	Market Derivatives Liquidity Credit

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Risk/Return Summary and Fund Expenses.” Because of these risks, the value of the securities held by the Fund and the Master Portfolio may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

ETF Risk.  The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Investment Style Risk.  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

Groups or asset classes of stocks tend to go through cycles of doing better or worse than common stocks in general. These cycles can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

10

Additional Investment Strategies and Risks

Investment Risks continued

Interest Rate Risk.  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, use of derivatives for non-hedging purposes increases the Fund’s potential for loss.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk.  The risk that a strategy used by the Fund or Master Portfolio’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. The risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

11

Fund Management

The Investment Adviser

Adviser to the Fund.  BB&T Asset Management is the investment adviser for the Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, is a wholly-owned subsidiary of BB&T Corporation (“BB&T”), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates over 1,500 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. As of December 31, 2008, BB&T Asset Management had approximately $15.3 billion under management.

Under its Investment Advisory Agreement with respect to the Equity Index Fund, BB&T Asset Management exercises general oversight over the investment performance of the Fund. BB&T Asset Management will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T Asset Management may receive an investment advisory fee from the Fund. BB&T Asset Management has waived that fee through April 30, 2010. If BB&T Asset Management assumes active management of the Fund, after April 30, 2010, the investment advisory fee may be increased to 0.50% of average net assets under BB&T Asset Management’s investment advisory agreement with the Fund.

A discussion regarding the basis for the Board of Trustees of BB&T Funds approving the Investment Advisory Agreement with BB&T Asset Management is available in the Fund’s annual report to shareholders for the period ended December 31, 2008.

Adviser to the Master Portfolio.  BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio’s assets. It makes the day-to-day decisions on buying and selling securities for the Master Portfolio and conducts the research leading to those decisions. BGFA is located at 400 Howard Street, San Francisco, California, 94105. It is a wholly-owned subsidiary of Barclays Global Investors, N.A. (“BGI”), which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of December 31, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets worth in excess of $1.5 trillion. BGFA may deal, trade, and invest for its own accounts in the types of securities in which the Master Portfolio may also invest. BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.

Portfolio Managers

BGFA uses a team (the “Portfolio Management Team”) to manage the Master Portfolio to reflect, to the extent feasible, the investment characteristics of its benchmark index, and BGFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BGFA’s extensive resources. The five members of the Portfolio Management Team for the Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members on all aspects concerning the Master Portfolio. Each member of the Portfolio Management Team, including the five below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities, but each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

12

Fund Management

The five members of the Portfolio Management Team for the S&P 500 Index Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since January 2008. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.

Greg Savage, CFA is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since January 2008. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.

Edward Corallo is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since May 2009. Mr. Corallo has been the head of portfolio management in the Index Equity Group since 2007. Prior to that time, he was a senior portfolio manager for BGFA and BGI from 2001 to 2007.

Christopher Bliss, CFA is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since May 2009. Mr. Bliss has been a senior portfolio manager for BGI since 2005 and a portfolio manager for BGI from 2004 to 2005.

Jennifer Hsui, CFA is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since May 2009. Ms. Hsui has been a senior portfolio manager for BGI since 2007 and a portfolio manager for BGI from 2006 to 2007. Prior to joining BGI, Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006.

The Funds’ SAI provides additional information about the compensation of the above-listed members of the Portfolio Management Team, other accounts they manage and their ownership of shares of the Funds that invest in the Master Portfolio.

The Administrator and Distributor

BB&T Asset Management (the “Administrator”), 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, serves as the Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) (formerly PFPC Inc.), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the Fund’s sub-administrator.

BB&T AM Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as the principal underwriter of the Fund’s shares. The Distributor may use the 12b-1 fees that it receives from the Fund to defray the costs of advancing commissions to brokers and to provide financial assistance in connection with marketing and distribution expenses such as pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser and other service providers.

13

Shareholder Information

Choosing a Share Class

Class A Shares, Class B Shares, and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Front-end sales charges, as described on page 21 and in the SAI.

• Distribution and shareholder service (12b-1) fees of 0.50% of average daily net assets (contractually waived to 0.25% through April 30, 2010).

• A deferred sales charge, as described on page 21 and in the SAI.

Class B Shares

• No front-end sales charge; all your money goes to work for you right away.

• Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

• A deferred sales charge, as described on page 21.

• Automatic conversion to Class A Shares after eight years.

• Maximum investment for all Class B purchases: $250,000.

Class C Shares

• No front-end sales charge; all your money goes to work for you right away.

• Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

• A deferred sales charge, as described on page 22.

• Maximum investment for all Class C purchases: None.

For actual past expenses of each share class, see the Average Annual Total Returns Table earlier in this Prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a front end sales charge.

The Fund also offers Institutional Shares, which have their own expense structure and are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,500,000 or more; or to employees of BB&T Asset Management. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

14

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting all of its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =
Total Assets – Total Liabilities
Number of Shares
Outstanding

NAV is calculated separately for each class of shares.

The NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the “NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.

The Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, prices will be based on fair value as determined by BB&T Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by BB&T Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information — Fair Value Pricing Policies” on page 27.

Purchasing and Adding to Your Shares

You may purchase shares of the Fund through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

	Minimum Initial	Minimum
Account type	Investment	Subsequent
Class A, Class B or Class C

Regular	$1,000	$0

Automatic Investment Plan	$25	$25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. The Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchases into the Fund.

The Fund may waive its minimum purchase requirement. The Fund’s transfer agent may reject a purchase order if it considers it in the best interests of the Fund and its shareholders.

Avoid Tax Withholding

The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified Taxpayer Identification Number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

15

Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or Adding to an Account

By Mail

If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check or bank draft payable to “BB&T Funds.”

3.	Mail to: BB&T Funds P.O. Box 9762, Providence, RI 02940-9762.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:

•	BB&T Funds/Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number
Include your account number on your check.

3.	Mail to: BB&T Funds P.O. Box 9762, Providence, RI 02940-9762.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.	Mail to: BB&T Funds c/o PNC Global Investment Servicing 101 Sabin Street, Pawtucket, RI 02860.
Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to ten days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-228-1872 to arrange a transfer from your bank account.

Questions?

Call 1-800-228-1872 or your investment representative.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

16

Shareholder Information

Purchasing and Adding to Your Shares
continued

For initial and subsequent investments:

Please instruct your bank to provide the following information when wiring funds:

Bank:	PNC Bank
ABA:	031000053
Account name:	BB&T Funds
Account Number:	8611727598
FBO:	Account name, fund number, fund name and account number at BB&T Funds

Alternatively, you may call 1-800-228-1872 to obtain a trade confirmation number and wire transfer instructions.

After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days’ notice.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $25 minimum required to open the account.

To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form
•	Make sure you note:

•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $25)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)

•	Attach a voided personal check.
Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

Anti-Money Laundering Program

The Fund’s transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class B and Class C Shares, because Class A Shares have lower distribution expenses than Class B and Class C Shares. Income dividends for the Fund are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you even if it is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

17

Shareholder Information

Selling Your Shares

You may sell your shares at any time.  Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see “General Policies on Selling Shares” on page 19.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have not been held for a sufficient length of time.

In addition, a CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver on Class A Shares and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more; (ii) employees of BB&T Funds, BB&T and its affiliates; and (iii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares during the previous two calendar years. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone Redemptions” on page 20).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature

2.	Mail to: BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.

By Overnight Service (See “General Policies on Selling Shares — Redemptions in Writing Required” on page 20)

1.	See instruction 1 above for selling your shares by mail.

2.	Mail to: BB&T Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860.

Wire transfer

You must indicate this option on your application.

The Fund may charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

Call 1-800-228-1872 to request a wire transfer.

18

Shareholder Information

Selling Your Shares
continued

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-228-1872 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Auto Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

General Policies on Selling Shares

Redemptions In Writing Required

You must request redemption in writing if:

•	You are requesting redemption from an Individual Retirement Account (“IRA”).

You must request redemption in writing and obtain a Medallion Signature Guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion Signature Guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion Signature Guarantee. The transfer agent may reject any Medallion Signature Guarantee if it believes the transaction would otherwise be improper.

19

Shareholder Information

General Policies on Selling Shares
continued

Verifying Telephone Redemptions

The Fund makes every effort to ensure that telephone redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephone instructions or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your redemption request by standard or express mail.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If payment is made in securities, the Fund will value the securities selected in the same manner in which it calculates its NAV. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the current NAV.

20

Shareholder Information

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

	Sales Charge	Sales Charge
Your	as a % of	as a % of
Investment	Offering Price	Your Investment
Up to $49,999	5.75%	6.10%

$50,000 up to $99,999	4.50%	4.71%

$100,000 up to $249,999	3.50%	3.63%

$250,000 up to $499,999	2.50%	2.56%

$500,000 up to $999,999	2.00%	2.04%

$1,000,000 and above[1]	0.00%	0.00%

1There is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if the shares are redeemed within two years after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

In addition, a CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T and its affiliates and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $1 million or more, (ii) sales to employees of BB&T Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, the Distributor pays broker-dealers a finder’s fee of up to 1.00% of the offering price of such shares up to and including $2.5 million, 0.5% of the offering price over $2.5 million and up to $5 million, and 0.25% of the offering price over $5 million out of its own assets.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule at the right. There is no CDSC on reinvested dividends or distributions.

Years	CDSC as a % of
Since	Dollar Amount
Purchase	Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
more than 6	None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

21

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Conversion Feature — Class B Shares

•	Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.

•	After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which may increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•	If you purchased Class B Shares of one BB&T Fund which you exchanged for Class B Shares of another BB&T Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

•	The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to lower CDSC (typically shares held for the longest time).

Sales Charge Reductions and Waivers

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

The following qualify for waivers or reductions of sales charges:

•	Existing shareholders of the Fund upon the reinvestment of dividend and capital gain distributions;

•	Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a sales charge for those shares during the previous two calendar years;

•	Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

•	Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

•	BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

•	Investors who beneficially hold Institutional shares of any Fund of the BB&T Funds;

•	Investors who purchase shares of the Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of shares or any other employer-sponsored plan; and

22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

•	Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.

The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers and reductions.

Class B and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Current information regarding sales charges and breakpoints is available on the Funds’ web site at www.bbtfunds.com.

Reinstatement Privilege

If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

23

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the Fund (currently contractually waived to 0.25%).

•	Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

•	Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

•	The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, defrays the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer’s examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a broker-dealer’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that the Fund will receive for the sale of shares.

Networking and Sub-Transfer Agency Fees

The Fund may also directly enter into agreements with financial intermediaries pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

24

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see “Notes on Exchanges” on page 25). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one BB&T Fund to another are taxable. Class A, Class B, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges.

Systematic Exchanges

You may use the Fund’s Systematic Exchange feature to purchase at regular intervals, by exchanging shares from one BB&T Fund for shares of the same class of another BB&T Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to BB&T Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” on page 19-20. To participate in the Systematic Exchange feature:

•	Complete the appropriate section of the Account Application.

•	Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.

To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” on pages 18-19 for important information about telephone transactions.

Notes on Exchanges

•	When exchanging from a BB&T Fund that has no sales charge or a lower sales charge to a BB&T Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any BB&T Fund into which you wish to exchange shares.

25

Shareholder Information

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between the Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. In addition to the Fund’s frequent trading policies, the Fund may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Fund.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Fund and its shareholders. Your investment in the Fund may have other tax implications. This summary is based on current tax laws, which may change.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions.  Generally, for federal income tax purposes, Fund distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments owned by the Master Portfolio for more than one year over net short-term capital losses) that is allocable to the Fund will be taxable as long-term capital gains if those distributions are properly designated by the Fund as capital gain dividends. Distributions of gains allocable to the Fund from the sale of investments that the Master Portfolio owned for one year or less will generally be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at each of the shareholder, Fund and Master Portfolio levels. Long-term capital gains rates applicable to individuals have been reduced, in general to 15%, with lower rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

26

Shareholder Information

BB&T Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Non-U.S. Shareholders.  In general, dividends other than capital gain dividends paid to a shareholder that is not a “United States person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund is generally not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Fund generally intends to make such designations, but may opt not to do so.

Non-U.S. investors also may be subject to U.S. estate tax.

Sales, Exchanges and Redemptions of Shares.  A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares will generally be subject to tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as a capital loss.

General.  Generally, the Fund’s Adviser does not consider taxes when deciding to buy or sell securities.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant in their own particular circumstances, including possible state, local, and foreign taxes.

More information about taxes is in the Fund’s SAI.

Additional Information About the Fund

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee. For information regarding the Master Portfolio’s fair value pricing policies, see the SAI.

Disclosure of Portfolio Holdings

Information regarding both the Fund and the Master Portfolio’s policies and procedures regarding the disclosure of portfolio holdings is contained in the Fund’s SAI.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

27

Other Information About the Fund	BB&T Equity Index Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent registered public accounting firm of the Fund, whose report, along with the Fund’s financial statements, is incorporated by reference in the SAI, which is available upon request.

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2008		2007	2006	2005	2004
CLASS A SHARES
Net Asset Value, Beginning of Year	$9.85		$9.52	$8.39	$8.14	$7.48

Investment Activities:
Net investment income(a)	0.15	(b)	0.13 (b)	0.12 (b)	0.11	0.11
Net realized and unrealized gains (losses) from investments(a)	(3.80)		0.33	1.14	0.25	0.66

Total from Investment Activities	(3.65)		0.46	1.26	0.36	0.77

Distributions:
Net investment income	(0.15)		(0.13)	(0.13)	(0.11)	(0.11)
Return of capital	(0.00	)(c)	—	—	—	—

Total Distributions	(0.15)		(0.13)	(0.13)	(0.11)	(0.11)

Net Asset Value, End of Year	$6.05		$9.85	$9.52	$8.39	$8.14

Total Return (excludes sales charge)	(37.35)%		4.85%	15.15%	4.43%	10.23%
Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$15,795		$30,845	$106,833	$135,175	$139,833
Ratio of net expenses to average net assets(a)	0.54%		0.61%	0.58%	0.57%	0.49%
Ratio of net investment income to average net assets(a)	1.79%		1.36%	1.40%	1.32%	1.57%
Ratio of expenses to average net assets*(a)	0.79%		0.86%	0.84%	0.84%	0.96%
Portfolio turnover rate(d)	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P® 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.

(c)	Less than (0.01) per share.

(d)	This rate represents the portfolio turnover rate of the S&P 500® Index Master Portfolio.

28

Other Information About the Fund	BB&T Equity Index Fund

Financial Highlights
continued

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2008		2007	2006	2005	2004
CLASS B SHARES
Net Asset Value, Beginning of Year	$9.67		$9.36	$8.25	$8.02	$7.37

Investment Activities:
Net investment income(a)	0.09	(b)	0.06 (b)	0.06 (b)	0.05	0.06
Net realized and unrealized gains (losses) from investments(a)	(3.73)		0.32	1.12	0.23	0.65

Total from Investment Activities	(3.64)		0.38	1.18	0.28	0.71

Distributions:
Net investment income	(0.09)		(0.07)	(0.07)	(0.05)	(0.06)
Return of capital	(0.00	)(c)	—	—	—	—

Total Distributions	(0.09)		(0.07)	(0.07)	(0.05)	(0.06)

Net Asset Value — End of Year	$5.94		$9.67	$9.36	$8.25	$8.02

Total Return (excludes sales charge)	(37.83)%		4.06%	14.35%	3.48%	9.48%
Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$6,432		$13,279	$14,765	$14,367	$15,207
Ratio of net expenses to average net assets(a)	1.30%		1.37%	1.33%	1.32%	1.23%
Ratio of net investment income to average net assets(a)	1.05%		0.65%	0.65%	0.57%	0.81%
Ratio of expenses to average net assets*(a)	1.30%		1.37%	1.34%	1.34%	1.45%
Portfolio turnover rate(d)	8%		7%	14%	10%	14%

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2008		2007	2006	2005	2004
CLASS C SHARES
Net Asset Value, Beginning of Year	$9.76		$9.44	$8.32	$8.08	$7.42

Investment Activities:
Net investment income(a)	0.08	(b)	0.06 (b)	0.06 (b)	0.03	0.07
Net realized and unrealized gains (losses) from investments(a)	(3.76)		0.33	1.12	0.25	0.64

Total from Investment Activities	(3.68)		0.39	1.18	0.28	0.71

Distributions:
Net investment income	(0.08)		(0.07)	(0.06)	(0.04)	(0.05)
Return of capital	(0.00	)(c)	—	—	—	—

Total Distributions	(0.08)		(0.07)	(0.06)	(0.04)	(0.05)

Net Asset Value — End of Year	$6.00		$9.76	$9.44	$8.32	$8.08

Total Return (excludes sales charge)	(37.84)%		4.15%	14.28%	3.50%	9.46%
Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$89		$308	$281	$806	$808
Ratio of net expenses to average net assets(a)	1.30%		1.37%	1.32%	1.32%	1.23%
Ratio of net investment income to average net assets(a)	0.95%		0.66%	0.64%	0.59%	0.76%
Ratio of expenses to average net assets*(a)	1.30%		1.37%	1.33%	1.34%	1.45%
Portfolio turnover rate(d)	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500® Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.

(c)	Less than (0.01) per share.

(d)	This rate represents the portfolio turnover rate of the S&P 500® Index Master Portfolio.

29

For more information about the Fund, the following documents are available free, upon request:

Annual/Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, Prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

BB&T Funds
P.O. Box 9762
Providence, RI 02940-9762
Telephone: 1-800-228-1872
Internet: http://www.bbtfunds.com*

* The Fund’s Website is not part of this Prospectus.

You can review the Fund’s annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no.  811-06719.

EQXRTL-PRO-0509

Prospectus

Equity Index Fund

Institutional Shares

MAY 1, 2009

Questions?

Call 1-800-228-1872
or your investment representative.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T Funds	Table of Contents

Risk/Return Summary and Fund Expenses

Carefully review this important section which summarizes the Fund’s investment objectives, principal investment strategies, risks, past performance, and fees.	3	Overview
	4	Equity Index Fund

Additional Investment Strategies and Risks

Review this section for information on investment strategies and their risks.	9	Investment Practices
	9	Investment Risks

Fund Management

Review this section for details on the people and organizations who oversee the Fund.	11	The Investment Adviser
	11	Portfolio Managers
	12	The Administrator and Distributor

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.	13	Choosing a Share Class
	14	Pricing of Fund Shares
	15	Purchasing and Adding to Your Shares
	16	Selling Your Shares
	17	General Policies on Selling Shares
	18	Distribution Arrangements/Sales Charges
	19	Exchanging Your Shares
	20	Market Timing Policies
	20	Dividends, Distributions and Taxes
	21	Additional Information About the Fund

Other Information About the Fund

	22	Financial Highlights

2

Risk/Return Summary and Fund Expenses	Overview

The Fund	BB&T Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (the “Funds”). The Funds have individual investment goals and strategies. This prospectus provides you with important information about the Institutional Shares of the BB&T Equity Index Fund (the “Fund”) that you should know before investing. The Fund also offers three additional classes of shares known as Class A, Class B, and Class C Shares, which are described in a separate prospectus. Please read this prospectus and keep it for future reference.

The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Your investment is not insured by the Federal Deposit Insurance Corporation or any government agency.

Each of the BB&T Funds has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that each BB&T Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio manager invests the Fund’s assets in a way that the manager believes will help the Fund achieve its goal. A portfolio manager’s judgments about the economy, stock markets, and companies, as well as a portfolio manager’s selection of instruments, may cause the Fund to underperform other funds with similar objectives.

3

Risk/Return Summary and Fund Expenses	Overview

Equity Index Fund

This Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”1).

Who May Want to Invest	Consider investing in this Fund if you are:

• seeking a long-term goal such as retirement

• looking to add a growth component to your portfolio

• willing to accept the risks of investing in a stock market

This Fund may not be appropriate if you are:

• pursuing a short-term goal or investing emergency reserves

• uncomfortable with an investment that will fluctuate in value

1 “S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

4

Risk/Return Summary and Fund Expenses	Equity Index Fund

Risk/Return Summary

Investment Objective	The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500® Index.

Principal Investment Strategies	To pursue this goal, the Fund presently invests all of its assets in the S&P 500® Index Master Portfolio (the “Master Portfolio”), which is a series of Master Investment Portfolio, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity’s sake, all discussions of the Fund’s investment objective, strategies, and risks refer also to the Master Portfolio’s objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is a widely used measure of large U.S. company stock performance. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:

• Size

• Frequency and ease of stock trading, and

• Representation of the size and diversity of the American economy.

The weightings of stocks in the S&P 500® Index are based on each stock’s relative total market capitalization, that is, its market price per share times the number of shares outstanding. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500® Index. Consequently, the Fund, through its investment in the Master Portfolio, is invested in all the securities that make up the S&P 500® Index and holds those securities in amounts that match their weighting in the S&P 500® Index.

Principal Investment Risks	Your investment in the Fund may be subject to the following principal risks:
Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see “Additional Investment Strategies and Risks” on pages 8-10 or consult the Statement of Additional Information (the “SAI”).

5

Risk/Return Summary and Fund Expenses	Equity Index Fund

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s adjusted performance, over time to that of the S&P 500® Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table1,2
Year-by-Year Total Returns as of 12/31
for Institutional Shares

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

Best quarter:	15.24%	6/30/03
Worst quarter:	–21.93%	12/31/08

Average Annual Total Returns
(for the periods ended
December 31, 2008)1,2

	1 Year	5 Years	10 Years	Since Inception
Institutional Shares[1]				(7/02/93)[5]

Return Before Taxes	–37.24%	–2.71%	–1.92%	5.96%

Return After Taxes on Distributions[3]	–37.45%	–2.95%	–2.14%	5.81%

Return After Taxes on Distributions and Sale of Fund Shares[3]	–23.82%	–2.19%	–1.62%	5.31%

S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	–37.00%	–2.19%	–1.38%	6.58%	[4]

1 Performance data includes the performance of the Master Portfolio for the period prior to the Fund’s commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Institutional Shares commenced operations on May 1, 2007. For the period from September 11, 2000 to April 30, 2007, the performance data includes the performance of the Fund’s Class A Shares. Institutional Shares and Class A Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.

2 Both the bar chart and table assume reinvestment of dividends and distributions.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

4 Since June 30, 1993.

5 Date on which the Master Portfolio commenced operations.

6

Risk/Return Summary and Fund Expenses	Equity Index Fund

As an investor in the Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets and are reflected in the share price.

Fees and Expenses

Shareholder Transaction Expenses	Institutional
(fees paid by you directly)[1]	Shares

Maximum Sales Charge (load) on Purchases	None

Maximum Deferred Sales Charge (load)	None

Redemption Fee[2]	None

Annual Fund Operating Expenses[3]	Institutional
(fees paid from Fund assets)	Shares
Management Fee[4]	0.05%

Distribution and Shareholder Service (12b-1) Fee	0.00%

Other Expenses[5]	0.82%

Total Annual Fund Operating Expenses[3]	0.87%

Fee Waivers or Expense/Reimbursement	0.00%

Net Fund Operating Expenses[3]	0.87%

1 Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Fund.

2 A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

3 Net Fund Operating Expenses, including Total Annual Fund Operating Expenses, include the Fund’s and Master Portfolio’s fees and expenses.

4 While BB&T Asset Management, Inc. (“BB&T Asset Management” or “Adviser”) is the Fund’s named “Investment Adviser”, BB&T Asset Management receives no management fee. The listed Management Fee is paid to the Master Portfolio’s investment adviser.

5 Other Expenses have been restated to reflect current fees and expenses.

Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 investment

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

Expense Example*

	1	3	5	10
Equity Index Fund	Year	Years	Years	Years
Institutional Shares	$89	$278	$482	$1,073

* These examples reflect the fees and expenses of both the Fund and the Master Portfolio.

7

Additional Investment Strategies and Risks

Equity Index Fund

Tracking.  The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. Under normal market conditions, at least 90% of the Master Portfolio’s net assets, including any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500® Index. It does not seek to “beat” the market it tracks. Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, makes no attempt to apply economic, financial, or market analysis when managing the Master Portfolio. It selects securities because they will help the Master Portfolio achieve returns corresponding to index returns. Including a security among the Master Portfolio’s holdings implies no opinion as to its attractiveness as an investment.

As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in the securities comprising an equity index selected by BB&T Asset Management or another investment company that invests substantially all of its assets in such an index. This policy will not be changed without at least 60 days’ written notice to shareholders.

Investing in Indexes.  Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index’s performance, before fees and expenses, is through buying all the index’s securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does with regard to the S&P 500® Index.

Investing in ETFs, Futures, and Options.  The Master Portfolio may invest in Exchange Traded Funds (“ETFs”), futures contracts and options on futures contracts, including stock index futures and options thereon, to remain fully invested while keeping cash on hand, either in anticipation of shareholder redemptions or because it has not yet invested new shareholder money. The Master Portfolio may invest in high-quality money market instruments to provide liquidity.

Master/Feeder Structure.  While BB&T Asset Management is the Fund’s named investment adviser, BB&T Asset Management receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Feeder Fund Expenses.  The feeder funds that invest in the Master Portfolio bear the Master Portfolio’s expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.

Feeder Fund Rights.  Under the master/feeder structure, BB&T Asset Management, the Fund’s Adviser may withdraw the Fund’s assets from the Master Portfolio if the Fund’s Board of Trustees determines that doing so is in shareholders’ best interests. If the Adviser withdraws the Fund’s assets, it would then consider whether it should assume day-to-day management, invest in another master portfolio, or recommend other action to the Fund’s Board of Trustees.

8

Additional Investment Strategies and Risks

Investment Practices

The Fund and the Master Portfolio invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund and Master Portfolio use, as well as the main risks they pose. Equity securities are subject mainly to market risk. You may also consult the SAI for additional details regarding these and other permissible investments.

Instrument	Risk Type

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., puts and calls), options on futures, swap agreements, and some mortgage-backed securities.	Management Market Credit Liquidity Derivatives Interest Rate

Exchange Traded Funds (“ETFs”): Open or closed-end mutual funds that are traded on exchanges continuously throughout the day, including some for which BGFA serves as investment advisor.	Management Market

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.	Management Market Credit Liquidity Derivatives

Reverse Repurchase Agreement: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Market Leverage

Securities Lending: The lending of up to 33 1/3% of the Fund’s total assets, including the assets received by the Fund as collateral for securities loaned. In return the Fund will receive cash, other securities, and/or letters of credit as collateral.	Market Derivatives Liquidity Credit

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Risk/Return Summary and Fund Expenses.” Because of these risks, the value of the securities held by the Fund and the Master Portfolio may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

ETF Risk.  The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Investment Style Risk.  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

Groups or asset classes of stocks tend to go through cycles of doing better or worse than common stocks in general. These cycles can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

9

Additional Investment Strategies and Risks

Interest Rate Risk.  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, use of derivatives for non-hedging purposes increases the Fund’s potential for loss.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk.  The risk that a strategy used by the Fund or Master Portfolio’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or enters into bankruptcy. The risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

10

Fund Management

The Investment Adviser

Adviser to the Fund.  BB&T Asset Management is the investment adviser for the Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, is a wholly-owned subsidiary of BB&T Corporation (“BB&T”), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates over 1,500 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. As of December 31, 2008, BB&T Asset Management had approximately $15.3 billion under management.

Under its Investment Advisory Agreement with respect to the Equity Index Fund, BB&T Asset Management exercises general oversight over the investment performance of the Fund. BB&T Asset Management will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T Asset Management may receive an investment advisory fee from the Fund. BB&T Asset Management has waived that fee through April 30, 2010. If BB&T Asset Management assumes active management of the Fund, after April 30, 2010, the investment advisory fee may be increased to 0.50% of average net assets under BB&T Asset Management’s investment advisory agreement with the Fund.

A discussion regarding the basis for the Board of Trustees of BB&T Funds approving the Investment Advisory Agreement with BB&T Asset Management is available in the Fund’s annual report to shareholders for the period ended December 31, 2008.

Adviser to the Master Portfolio.  BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio’s assets. It makes the day-to-day decisions on buying and selling securities for the Master Portfolio and conducts the research leading to those decisions. BGFA is located at 400 Howard Street, San Francisco, California, 94105. It is a wholly-owned subsidiary of Barclays Global Investors, N.A.(“BGI”), which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of December 31, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets worth in excess of $1.5 trillion. BGFA may deal, trade, and invest for its own accounts in the types of securities in which the Master Portfolio may also invest. BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.

Portfolio Managers

BGFA uses a team (the “Portfolio Management Team”) to manage the Master Portfolio to reflect, to the extent feasible, the investment characteristics of its benchmark index, and BGFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BGFA’s extensive resources. The five members of the Portfolio Management Team for the Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members on all aspects concerning the Master Portfolio. Each member of the Portfolio Management Team, including the five below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities, but each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

11

Fund Management

The five members of the Portfolio Management Team for the S&P 500 Index Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since January 2008. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.

Greg Savage, CFA is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since January 2008. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.

Edward Corallo is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since May 2009. Mr. Corallo has been the head of portfolio management in the Index Equity Group since 2007. Prior to that time, he was a senior portfolio manager for BGFA and BGI from 2001 to 2007.

Christopher Bliss, CFA is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since May 2009. Mr. Bliss has been a senior portfolio manager for BGI since 2005 and a portfolio manager for BGI from 2004 to 2005.

Jennifer Hsui, CFA is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the S&P 500 Index Master Portfolio since May 2009. Ms. Hsui has been a senior portfolio manager for BGI since 2007 and a portfolio manager for BGI from 2006 to 2007. Prior to joining BGI, Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006.

The Funds’ SAI provides additional information about the compensation of the above-listed members of the Portfolio Management Team, other accounts they manage and their ownership of shares of the Funds that invest in the Master Portfolio.

The Administrator and Distributor

BB&T Asset Management (the “Administrator”), 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, serves as the Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) (formerly PFPC Inc.), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the Fund’s sub-administrator.

BB&T AM Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as the principal underwriter of the Fund’s shares. The Distributor may use the 12b-1 fees that it receives from the Fund to defray the costs of advancing commissions to brokers and to provide financial assistance in connection with marketing and distribution expenses such as pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser and other service providers.

12

Shareholder Information

Choosing a Share Class

BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Fund shares, Institutional Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Institutional Shares:

Institutional Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•	Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,500,000 or more; or to employees of BB&T Asset Management.

Investment Amounts

The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,500,000. An Institutional shareholder’s minimum investment cannot be calculated by combining all accounts he/she maintains with BB&T Funds — rather, the shareholder must meet the minimum amount for each Fund in which he/she wishes to invest. Investors and employees of BB&T Asset Management purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers approved by the Distributor are not subject to a minimum initial investment requirement.

If your account falls below $1,500,000, the Fund may ask you to increase your balance. If it is still below $1,500,000 after 60 days, the Fund may close your account and send you the proceeds at the current net asset value (“NAV”).

For actual past expenses of the Institutional Shares, see the Average Annual Total Returns Table provided earlier in this Prospectus.

The Fund also offers Class A Shares, Class B Shares, and Class C Shares, each of which has its own expense structure. Class A Shares, Class B Shares, and Class C Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Distributor for more information (see back cover of this prospectus).

Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

13

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting all of its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =
Total Assets – Total Liabilities
Number of Shares
Outstanding

NAV is calculated separately for each class of shares.

The NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, prices will be based on fair value as determined by BB&T Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by BB&T Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information — Fair Value Pricing Policies” on page 21.

14

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. The Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Fund.

Avoid Tax Withholding

The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified Taxpayer Identification Number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

Anti-Money Laundering Program

The Fund’s transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Fund are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.

Distributions are made on a per share basis regardless of how long you have owned your shares. The Distribution will be taxable to you even if it is paid from income or gains earned by the Fund before you invest (and thus was included in the price you paid).

15

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see “General Policies on Selling Shares” on page 17.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone Redemptions” on page 17).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature

2.	Mail to: BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.

By Overnight Service (See “General Policies on Selling Shares — Redemptions in Writing Required” on page 17)

1.	See instruction 1 above for selling your shares by mail.

2.	Mail to: BB&T Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860.

Wire transfer

You must indicate this option on your application.

The Fund may charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

Call 1-800-228-1872 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the Automated Clearing House and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-228-1872 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

16

Shareholder Information

General Policies on Selling Shares

Redemptions In Writing Required

You must request redemption in writing if:

•	You are requesting redemption from an Individual Retirement Account (“IRA”).

You must request redemption in writing and obtain a Medallion Signature Guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

• The check is not being mailed to the address on your account; or

• The check is not being made payable to the owner(s) of the account; or

• Your account address has changed within the last ten business days; or

• The redemption proceeds are being transferred to another Fund account with different registration; or

• The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion Signature Guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion Signature Guarantee. The transfer agent may reject any Medallion Signature Guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to ensure that telephone redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephone instructions or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your redemption request by standard or express mail.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If payment is made in securities, the Fund will value the securities selected in the same manner in which it calculates its NAV. When you convert these securities to cash, you will pay brokerage charges.

17

Shareholder Information

General Policies on Selling Shares
continued

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the Fund at the current NAV.

Distribution Arrangements/Sales Charges

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer’s examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a broker-dealer’s list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that the Fund will receive for the sale of shares.

Networking and Sub-Transfer Agency Fees

The Fund may also directly enter into agreements with financial intermediaries pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

18

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see “Notes on Exchanges” on page 19). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one BB&T Fund to another are taxable. Institutional Shares may be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B or Class C Shares. No transaction fees are currently charged for exchanges. However, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge applicable to Class A Shares unless the sales charge is waived.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” on pages 16-17 for important information about telephone transactions.

Notes on Exchanges

•	When exchanging from a BB&T Fund that has no sales charge or a lower sales charge to a BB&T Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

19

Shareholder Information

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between the Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. In addition to the Fund’s frequent trading policies, the Fund may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Fund.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Fund and its shareholders. Your investment in the Fund may have other tax implications. This summary is based on current tax laws, which may change.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions.  Generally, for federal income tax purposes, Fund distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments owned by the Master Portfolio for more than one year over net short-term capital losses) that is allocable to the Fund will be taxable as long-term capital gains if those distributions are properly designated by the Fund as capital gain dividends. Distributions of gains allocable to the Fund from the sale of investments that the Master Portfolio owned for one year or less will generally be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at each of the shareholder, Fund and Master Portfolio levels. Long-term capital gains rates applicable to individuals have been reduced, in general to 15%, with lower rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

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Shareholder Information

BB&T Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Non-U.S. Shareholders.  In general, dividends other than capital gain dividends paid to a shareholder that is not a “United States person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund is generally not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Fund generally intends to make such designations, but may opt not to do so.

Non-U.S. investors also may be subject to U.S. estate tax.

Sales, Exchanges and Redemptions of Shares.  A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares will generally be subject to tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as a capital loss.

General.  Generally, the Fund’s Adviser does not consider taxes when deciding to buy or sell securities.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant in their own particular circumstances, including possible state, local, and foreign taxes.

More information about taxes is in the Fund’s SAI.

Additional Information About the Fund

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee. For information regarding the Master Portfolio’s fair value pricing policies, see the SAI.

Disclosure of Portfolio Holdings

Information regarding both the Fund and the Master Portfolio’s policies and procedures regarding the disclosure of portfolio holdings is contained in the Fund’s SAI.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

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Other Information About the Fund	BB&T Equity Index Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent registered public accounting firm of the Fund, whose report, along with the Fund’s financial statements, is incorporated by reference in the SAI, which is available upon request.

			For the
	For the		Period May 1,
	Year Ended		2007 to
	December 31,		December 31,
	2008		2007(a)
INSTITUTIONAL CLASS SHARES
Net Asset Value, Beginning of Period	$9.81		$9.95

Investment Activities:
Net investment income(b)	0.17	(c)	0.12 (c)
Net realized and unrealized gains from investments(b)	(3.79)		(0.13)

Total from Investment Activities	(3.62)		(0.01)

Distributions:
Net investment income	(0.17)		(0.13)
Return of capital	(0.00	)(d)	—

Total Distributions	(0.17)		(0.13)

Net Asset Value — End of Period	$6.02		$9.81

Total Return(e)	(37.24)%		(0.11)%
Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$47,259		$73,382
Ratio of net expenses to average net assets(b)(f)	0.30%		0.41%
Ratio of net investment income to average net assets(b)(f)	2.08%		1.79%
Ratio of expenses to average net assets*(b)(f)	0.30%		0.41%
Portfolio turnover rate(e)(g)	8%		7%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations. The Class I shares of the Equity Index Fund commenced operations on May 1, 2007
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.

(d)	Less than (0.01) per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

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For more information about the Fund, the following documents are available free, upon request:

Annual/Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, Prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

BB&T Funds
P.O. Box 9762
Providence, RI 02940-9762
Telephone: 1-800-228-1872
Internet: http://www.bbtfunds.com*

* The Fund’s Website is not part of this Prospectus.

You can review the Fund’s annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-06719.

EQXI-PRO-0509

BB&T FUNDS
EQUITY INDEX FUND
STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2009
This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with the Class A, Class B, and Class C Shares Prospectus and Institutional Shares Prospectus of the BB&T Equity Index Fund (the “Equity Index Fund” or the “Fund”), each dated May 1, 2009. This SAI is incorporated by reference in its entirety into the Prospectuses. The audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Fund’s Annual Report for the fiscal year ended December 31, 2008 are incorporated by reference into this SAI. Copies of the Prospectuses or the Annual Report may be obtained by writing BB&T Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

TABLE OF CONTENTS

BB&T FUNDS	3
INVESTMENT OBJECTIVES AND POLICIES	3
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS	3
RISK CONSIDERATIONS	9
MASTER/FEEDER STRUCTURE	10
INVESTMENT RESTRICTIONS	10
PORTFOLIO TURNOVER	13
VALUATION	13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	14
PURCHASE OF CLASS A, CLASS B, AND CLASS C SHARES	14
SALES CHARGES	15
SALES CHARGE REDUCTIONS AND WAIVERS	16
EXCHANGE PRIVILEGE	17
MATTERS AFFECTING REDEMPTION	18
ADDITIONAL TAX INFORMATION	19
MANAGEMENT OF BB&T FUNDS	24
TRUSTEES AND OFFICERS	24
CODES OF ETHICS	27
INVESTMENT ADVISER	28
PROXY VOTING POLICIES AND PROCEDURES	30
PORTFOLIO TRANSACTIONS	31
GLASS-STEAGALL ACT	32
ADMINISTRATOR	32
SUB-ADMINISTRATOR	33
DISTRIBUTOR	34
CUSTODIAN	35
TRANSFER AGENT AND FUND ACCOUNTING SERVICES	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
LEGAL COUNSEL	36
ADDITIONAL INFORMATION	36
ORGANIZATION AND DESCRIPTION OF SHARES	36
SHAREHOLDER AND TRUSTEE LIABILITY	37
MASTER PORTFOLIO ORGANIZATION	37
DISCLOSURE OF PORTFOLIO HOLDINGS	37
MASTER PORTFOLIO’S POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS	38
MISCELLANEOUS	39
FINANCIAL STATEMENTS	40
APPENDIX A	41
APPENDIX B	47
          The Prospectuses of the Fund and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Fund and this SAI.

STATEMENT OF ADDITIONAL INFORMATION
BB&T FUNDS
     BB&T Funds is an open-end management investment company. Each series of BB&T Funds (except the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund and the BB&T West Virginia Intermediate Tax-Free Fund) is “diversified”, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.
     BB&T Funds consists of twenty-five series of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-five separate investment portfolios (“Funds”). This SAI pertains to the Equity Index Fund only.
     The Fund may offer to the public four classes of Shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Shares. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of the Fund should be made without first reading the Prospectuses.
INVESTMENT OBJECTIVES AND POLICIES
THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE S&P 500® INDEX MASTER PORTFOLIO (THE “MASTER PORTFOLIO”), WHICH IS A SERIES OF MASTER INVESTMENT PORTFOLIO (“MIP”), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY.
     The Master Portfolio has substantially the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Fund’s Board of Trustees would consider alternative investments, including investing all of the Fund’s assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund’s assets in accordance with the investment policies and restrictions described in the Fund’s Prospectuses and this SAI.
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
     The following policies supplement the information pertaining to portfolio instruments of the Fund as set forth in the Prospectuses.
     BB&T EQUITY INDEX FUND. Under normal market conditions, at least 90% of the value of the Master Portfolio’s net assets, including any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index*. The Master Portfolio has also represented that it attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets, before expenses, and the total return of the S&P 500® Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets increased or decreased exactly as the total return of the S&P 500® Index increased or decreased.
     BORROWING. The Master Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Master Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Master Portfolio maintains a segregated account.
     EQUITY SECURITIES. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer’s goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the

*	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
     FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.
     These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations that are not so rated only if Barclays Global Fund Advisors (“BGFA”) determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio’s portfolio.
     FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BGFA.
     FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Master Portfolio may enter into futures contracts and may purchase and write (i.e., sell) options thereon. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by the Master Portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute.
     The Master Portfolio may engage only in futures contract transactions involving: (i) the sale of a futures contract (i.e., a short position) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio holds a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If, instead, the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities.
     Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.
     Upon the exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the net asset value (“NAV”) of the Master Portfolio.
     The Master Portfolio has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5, and, therefore, the Master Portfolio is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
     Stock Index Futures and Options on Stock Index Futures. The Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers “shares” of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date — the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. The Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.
     An option on a stock index is similar to an option on stock except that (a) the expiration cycles vary either monthly or quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.
     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Master Portfolio may sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Master Portfolio’s portfolio securities which are the subject of the transaction.
     Interest-Rate and Index Swaps. The Master Portfolio may enter into interest-rate and index swaps. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.
     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Master Portfolio may not receive the net amount of payments that the Master Portfolio contractually is entitled to receive.

     Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Master Portfolio or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio’s investment objective and legally permissible for the Master Portfolio.
     ILLIQUID SECURITIES. The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.
     INVESTMENT COMPANIES AND EXCHANGE TRADED FUNDS. The Master Portfolio may invest in securities issued by other open-end and closed-end management investment companies, including investment companies that are affiliated with the Master Portfolio and its advisor, BGFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Master Portfolio’s total assets with respect to any one investment company and (iii) 10% of the Master Portfolio’s total assets with respect to all such companies in the aggregate (the “3/5/10% limitations”). Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.
     The Master Portfolio may purchase shares of exchange-traded funds (“ETFs”). Typically, the Master Portfolio would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts — to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. The Master Portfolio may invest a small portion of its assets in shares of ETFs that are advised by BGFA. BGFA will receive investment advisory fees at both the Master Portfolio level and the ETF level for investments by the Master Portfolio in shares of an ETF advised by BGFA. Because most ETFs are investment companies, the Master Portfolio’s purchases of ETF shares generally are subject to the 3/5/10% limitations described above.
     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Master Portfolio could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
     LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment adviser, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.
     LOANS OF PORTFOLIO SECURITIES. The Master Portfolio may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Master Portfolio may terminate a loan at any time and obtain the return of the securities loaned. The Master Portfolio receives the value of any interest or cash or non-cash distributions paid on the loaned securities.
     With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Master Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Master Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short- term instruments either directly on behalf of the lending Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA.
     Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Master Portfolio has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Master Portfolio’s securities as agreed, the Master Portfolio may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.
     The Master Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Master Portfolio’s Board of Trustees. Barclays Global Investors, N.A. (“BGI”) acts as securities lending agent for the Master Portfolio subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.
     REPURCHASE AGREEMENTS. The Master Portfolio may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Master Portfolio will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.
     RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Master Portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.
     REVERSE REPURCHASE AGREEMENTS. The Master Portfolio may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Master Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Master Portfolio is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Master Portfolio has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Master Portfolio intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Master Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Master Portfolio’s assets. The custodian bank will maintain a separate account for the Master Portfolio with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.
     SECURITIES OF NON-U.S. ISSUERS. The Master Portfolio may invest in certain securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, potential restrictions of the flow of international capital, and transaction costs of foreign currency conversions. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.
     Obligations of Foreign Governments, Supranational Entities and Banks. The Master Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Master Portfolio’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     The Master Portfolio may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.
     Foreign Equity Securities and Depositary Receipts. The Master Portfolio’s assets may be invested in the securities of foreign issuers and American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) of such issuers.
     ADRs and EDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U. S. securities markets and EDRs and CDRs in bearer form are designed for use in Europe. The Master Portfolio may invest in ADRs, EDRs and CDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
     SHORT-TERM INSTRUMENTS. The Master Portfolio may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (e.g., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFGA.
     UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Master Portfolio may purchase instruments that are not rated if, in the opinion of the BGFA as investment adviser, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Master Portfolio’s net assets. To the extent the ratings given by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this Part B. The ratings of Moody’s and S&P are more fully described in the Appendix to this Part B.
     The Master Portfolio is not required to sell downgraded securities, and the Master Portfolio could hold up to 5% of its net assets in debt securities rated below “Baa” by Moody’s or below “BBB” by S&P or if unrated, low quality (below investment grade) securities.
     Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the Master Portfolio’s interests.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.
     Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.
     U.S. GOVERNMENT OBLIGATIONS. The Master Portfolio may invest in various types of U.S. Government obligations. A U.S. Government obligation is a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA), Federal Home Loan Mortgage Corporation (i.e., FHLMC) or Federal Home Loan Bank (i.e., FLHB) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
     WARRANTS. The Master Portfolio may invest up to 5% of net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation’s capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which it may invest directly.
RISK CONSIDERATIONS
     GENERAL. Since the investment characteristics and, therefore, investment risks directly associated with such characteristics of the Fund correspond to those of the Master Portfolio, the following is a discussion of the risks associated with the investments of the Master Portfolio.
     EQUITY SECURITIES. The equity investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.
     DEBT SECURITIES. The debt instruments in which the Master Portfolio invests are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Master Portfolio invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Master Portfolio invests. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. The Master Portfolio’s exposure to interest-rate risk will increase to the extent the Master Portfolio’s assets are invested in long-term bonds, because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities. Although some of the Master Portfolio’s securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Master Portfolio’s daily NAV is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.
     FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country, including through ADRs, EDRs and similar securities, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Master Portfolio’s performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     TRACKING ERROR RISK. Certain factors may affect BGFA’s ability to achieve close correlation with the index that the Master Portfolio tracks, such as rounding of prices and changes to an index and regulatory policies. Therefore, the return of the Master Portfolio may deviate from that of the index.
     OTHER INVESTMENT CONSIDERATIONS. The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. In addition, in the event that the marked-to-market value of any over-the-counter derivative transaction(s) entered into by the Master Portfolio gives rise to negative exposure (that is, if the relevant derivative transaction(s) were to be terminated, the Master Portfolio would owe money to the counterparty), the Master Portfolio may be required to post collateral to its counterparty in order to reduce or eliminate that negative exposure, which may have an adverse impact on the Master Portfolio’s performance.
MASTER/FEEDER STRUCTURE
     The Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Fund’s Board of Trustees believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Fund’s Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.
     The Fund may withdraw its investment in the Master Portfolio only if the Fund’s Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Fund’s Adviser, under the general supervision of the Board of Trustees, would consider alternative investments, including investing all of the Fund’s assets in another investment company with the same investment objective as the Fund or for the Adviser to assume active management of the Fund’s assets in accordance with the investment policies described below with respect to the Master Portfolio.
     The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding interests. Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP’s Trustees without interestholder approval. If the Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund’s portfolio in accordance with its objective. In the latter case, the Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Fund. The Fund will provide shareholders with 30 days’ written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.
INVESTMENT RESTRICTIONS
     FUNDAMENTAL POLICIES OF THE FUND. Except as provided otherwise, the following investment restrictions may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION – Organization and Description of Shares” in this SAI).

The Fund:
1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
2. May not concentrate investments in a particular industry or group of industries, or within any one state as concentration is defined under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, except that there shall be no limitation with respect to investments in any industry in which the S&P 500® Index becomes concentrated to the same degree during the same period.
3. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
4. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
6. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
8. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.
     NON-FUNDAMENTAL POLICIES OF THE FUND. The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than the Fund’s fundamental limitations. Any changes in the Fund’s non-fundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness.
The Fund may not:
1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of the Fund’s assets.
2. Invest in companies for the purpose of exercising control.
3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 20% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund’s assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.
4. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts.
5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.
6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.
7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.
8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding voting securities. To obtain approval, a majority of the Master Portfolio’s outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting securities.
The Master Portfolio may not:
1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio’s investment in that industry would equal or exceed 25% of the current value of the Master Portfolio’s total assets, provided that this restriction does not limit the Master Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Master Portfolio reserves the right to concentrate in any industry in which the S&P 500® Index becomes concentrated to approximately the same degree during the same period.
2. Purchase the securities of any single issuer if, as a result, with respect to 75% of the Master Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.
3. Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.
4. Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.
5. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph.
6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
7. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.
8. Purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.
     NON-FUNDAMENTAL POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of the Master Portfolio, at any time.
The Master Portfolio may:
1. Invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio’s investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio’s total assets with respect to any one investment company, and (iii) 10% of the Master Portfolio’s total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. Not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.
3. Lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.
4. Not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.
5. The Master Portfolio will provide interestholders with at least 60 days’ notice of any change to the Master Portfolio’s non-fundamental policy to invest at least 90% of the value of the Master Portfolio’s net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.
     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.
PORTFOLIO TURNOVER
     Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. The Fund expects to remain fully invested in the Master Portfolio, therefore, there will be little to no portfolio turnover. The portfolio turnover rate for the Master Portfolio generally is not expected to exceed 50%, and for the fiscal years ended December 31, 2008 and 2007, it was 8% and 7%, respectively.
     High turnover rates will generally result in higher transaction costs to the Fund and Master Portfolio and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to the Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”
VALUATION
     The securities held directly by the Fund are valued in accordance with the following procedures. Except as noted below, investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST. or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.
     Securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Fixed income securities are valued by using evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Securities for which an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Funds’ Adviser are valued at fair value under procedures approved by the Funds’ Board of Trustees. Such procedures may include a yield equivalent or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees. With respect to participation certificates (otherwise known as participation notes, equity linked notes, or “widgets”), if the price provided by an independent pricing service should reflect a price premium, the market maker (broker) will be contacted to provide the premium and the participation certificate’s price will be adjusted accordingly. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.
     The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.
     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.
     S&P 500® Index Master Portfolio. The securities of the Master Portfolio are valued as follows. In calculating the Master Portfolio’s NAV, the Master Portfolio’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.
     In the event that current market valuations are not readily available or such valuations do not reflect current market prices, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Master Portfolio’s Board of Trustees. The frequency with which the Master Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Master Portfolio invests pursuant to its investment objective, strategies and limitations.
     Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a Master Portfolio Significant Event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s NAV is computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be Master Portfolio Significant Events are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.
     Valuing the Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s NAV and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     Each class of Shares of the Fund is offered on a continuous basis by BB&T AM Distributors, Inc. (the “Distributor”), banks, brokers and other financial intermediaries, as well as through accounts at Branch Banking and Trust Company (“BB&T”), or BB&T’s affiliated or correspondent banks. Customers purchasing Shares of the Fund may include officers, directors, or employees of BB&T or BB&T’s affiliated or correspondent banks.
PURCHASE OF CLASS A, CLASS B, AND CLASS C SHARES
     As stated in the Class A, Class B and Class C Prospectus, the public offering price of Class A Shares of the Fund is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B and Class C Prospectus applies to purchases of Class A Shares of the Fund by a purchaser (a “Purchaser”).

     Class B and Class C Shares of the Fund are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A, Class B, and Class C Prospectus, the Class B and Class C Shares are subject to a contingent deferred sales charge (“CDSC”) if they are redeemed prior to the sixth and first anniversary of purchase respectively. Such Class B shares may be exchanged for Class B Shares of any other BB&T Fund through the Auto Exchange Plan (see “Auto Exchange Plan”). See “SALES CHARGE REDUCTIONS AND WAIVERS” for additional information.
     Shares of the Fund sold to a bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as “Participating Organizations”) acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Fund’s transfer agent and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer’s account fees for services provided in connection with investment in the Fund.
     In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the time at which the Fund’s NAV is determined for that day (the “Valuation Time”) and transmits to the Fund by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor’s right to that day’s closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.
     Every shareholder will be mailed a confirmation of each new transaction in the shareholder’s account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.
     AUTO INVEST PLAN. The Fund’s Auto Invest Plan enables shareholders to make regular purchases of Class A, Class B, and Class C Shares through automatic deduction from their bank accounts. With shareholder authorization, the Fund’s transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder’s bank account and will automatically invest that amount in Class A, Class B, or Class C Shares at the public offering price on the date of such deduction.
     For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Fund.
     BB&T FUNDS INDIVIDUAL RETIREMENT ACCOUNT (“IRA”). A BB&T Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A, Class B or Class C Shares for an IRA. BB&T Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.
     All BB&T Funds IRA distribution requests must be made in writing to BB&T AM Distributors, Inc. Any additional deposits to a BB&T Funds IRA must distinguish the type and year of the contribution.
     For more information on a BB&T Funds IRA call BB&T Funds at 1-800-228-1872. Shareholders are advised to consult a tax adviser on BB&T Funds IRA contribution and withdrawal requirements and restrictions.
SALES CHARGES
     As the Fund’s principal underwriter, the Distributor enters into selling and/or service agreements with financial intermediaries to authorize the financial intermediaries to make available Class A, Class B, and Class C Shares of the Funds to investors. The Distributor re-allows the applicable sales charge as dealer discounts and brokerage commissions. The Distributor may retain 0.25% of the sales charge charged to shareholders for marketing and distribution expenses. The Fund’s transfer agent will pay the remaining sales charge to dealers. As a result, broker-dealers that sell shares of the Fund may receive more revenue from the sale of the Fund than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

     The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of Class A Shares of the Fund. The maximum cash compensation payable by the shareholders is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisors) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of the Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.
     The sales charges set forth in the table in the Class A, Class B, and Class C Prospectus are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.
     In determining whether a particular redemption is subject to a CDSC, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares, and then of any Class B Shares in the shareholder’s Fund account (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.
SALES CHARGE REDUCTIONS AND WAIVERS
     Certain sales of Class A Shares are made without a sales charge, as described in the Fund’s Class A, Class B, and Class C Prospectus under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom the Distributor, BB&T and/or BB&T Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who receive a sales charge waiver on Class A Shares and then redeem their shares within two years of purchase (i) shareholders who purchase $1 million or more; (ii) employees of BB&T Funds, BB&T and its affiliates; and (iii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares during the previous two calendar years. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.
     LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent (“LOI”) which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a LOI will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI (the “LOI Investment Amount”). For purposes of meeting the LOI Investment Amount, a LOI may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a LOI if such LOI gives the transfer agent sufficient information to permit confirmation of the purchase of Class A shares within the preceding 90 day period; however, no sales charge adjustment will be made for shares purchased prior to the date of the LOI. The 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Fund without notice.
     A LOI is not a binding obligation upon the investor to purchase the LOI Investment Amount. The minimum initial investment under a LOI is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the LOI Investment Amount is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares will not be held in escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the LOI have been made or the higher sales charge has been paid. When the LOI Investment Amount has been purchased, the escrow will be released. To the extent that an investor purchases more than the LOI Investment Amount indicated on the LOI and qualifies for a further reduced sales charge within the 13 month period, no sales charge adjustment will be made for shares purchased prior to such qualifying purchase.
     For further information, interested investors should contact the Fund’s transfer agent. LOI privileges may be amended or terminated without notice at any time by the Fund.

     CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current NAV of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the transfer agent with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Fund.
     Proceeds from the CDSC together with the distribution and shareholder service fees under the Distribution and Shareholder Services Plan, dated October 1, 1992, as amended (the “Distribution Plan”) are payable to the Distributor to defray the expenses of advancing brokerage commissions, as well as expenses for the Fund’s distribution-related and shareholder services. These services include the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission. In addition, the Distributor may retain 0.25% of the original purchase price of the Class B and Class C Shares.
     CLASS B AND CLASS C SHARES. The CDSC is waived on redemption of Class B and Class C Shares: (i) following the death or disability (as defined in the Code, as defined below) of a shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the transfer agent to determine whether a retirement plan qualifies for a waiver and must notify the transfer agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a “redemption” of Class B or Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B Shares or Class C Shares of other Funds as described under “Exchange Privilege.”
     For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a shareholder’s Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a shareholder’s Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.
     If a shareholder effects one or more exchanges among Class B Shares of the Funds during the eight-year period, the Funds will aggregate the holding periods for the shares of each Fund of BB&T Funds for purposes of calculating that eight-year period. Because the per share NAV of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.
EXCHANGE PRIVILEGE
     INSTITUTIONAL SHARES. Class A, Class B or Class C Shares may be exchanged for Institutional Shares of the Fund if an investor becomes eligible to purchase Institutional Shares. Institutional Shares may be exchanged for Class A Shares of the Fund if an investor ceases to be eligible to purchase Institutional Shares.
     CLASS B. Class B Shares of the Fund may be exchanged for Class B Shares of the other Funds on the basis of relative NAV per Class B Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class B Shares.
     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.
     CLASS C. Class C Shares of the Fund may be exchanged for Class C shares of the other Funds on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares.
     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.

     ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder’s basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.
     If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A, Class B or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Fund’s transfer agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.
MATTERS AFFECTING REDEMPTION
     REDEMPTION BY MAIL. A written request for redemption must be received by the Fund’s transfer agent in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record, (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record (c) the Owner(s) address of record has changed within the last ten (10) business days, (d) the redemption proceeds are being transferred to another Fund account with a different registration, or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Fund reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See “Redemption by Telephone” for further discussion on sending proceeds to your bank account.
     REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record, sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the transfer agent. The transfer agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call BB&T Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Fund’s transfer agent, BB&T Asset Management, Inc. (“BB&T Asset Management”) or the Fund will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Fund’s telephone transaction procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder’s account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to the Fund.
     The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the “NYSE”) is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by BB&T Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Fund to determine the value of its total net assets.
     The Fund may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Fund’s responsibilities under the 1940 Act.
     AUTO WITHDRAWAL PLAN. BB&T Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A, Class B, and Class C Shares of the Fund. With shareholder authorization, the Fund’s transfer agent will automatically redeem Class A, Class B, and Class C Shares at the NAV of the Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder.

     Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.
     To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Fund’s transfer agent. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Fund.
     PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund’s transfer agent of the request for redemption. However, to the greatest extent possible, the Fund will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Fund or the shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.
ADDITIONAL TAX INFORMATION
     The following discussion of U.S. federal income tax consequences of investment in the Fund is based on the Internal Revenue Code of 1986, as amended (“the Code”), U.S. Treasury regulations, and other applicable authority, all as in effect on the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.
     TAXATION OF THE FUND. It is the policy of the Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded a regulated investment company (“RIC”) under Subchapter M of the Code. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which the Fund may be subject. If the Fund qualifies as a RIC that is accorded special treatment, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gains Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income on an annual basis. The Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its investment company taxable income and net realized capital gains.
     In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code and without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).
     In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. Where, as here, the Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Portfolio, the nature and character of the Fund’s income and gains will generally be determined at the Master Portfolio level and the Fund will be allocated its share of Master Portfolio income and gains. Consequently, references in this discussion to income, gains and losses of the Fund will generally be to income, gains and losses recognized at the Master Portfolio level and allocated to the Fund.
     In addition, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources described in Code section 7704(d) and (z) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
     For purposes of the diversification requirements described in clause (c) above, identification of the issuer (or, in some cases, issuers) of a particular investment will depend on the terms and conditions of that investment. In some cases, identification of the issuers (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service with respect to the identity of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification requirements. Also for purposes of clause (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
     As mentioned above, if the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to the Fund’s shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although the Fund expects to qualify for treatment as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.
     From time to time, BGFA may find it necessary to make certain types of investments for the purpose of ensuring that entities which invest in the Master Portfolio, such as the Fund, continue to qualify for treatment as RICs under the Code. For purposes of complying with the RIC qualification requirements, the Fund will generally be deemed to own a proportionate share of the Master Portfolio.
     If for any taxable year the Fund does not qualify for the special federal tax treatment afforded a RIC, all of the Fund’s taxable income and gains will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earning and profits will be taxed as dividend income, even if the distributions are attributable to long-term capital gains earned by the Fund. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes, and make substantial distributions.
     The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.
     In determining its net capital gain, a RIC generally will treat any capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a RIC, in determining its investment company taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.
     If the Fund fails to distribute in a calendar year an amount equal to 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for any taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Fund will be able to do so.
     DISTRIBUTIONS. Distributions of net investment income by the Fund (other than distributions of qualified dividend income, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Master Portfolio owned the investments that generated them, rather than how long a shareholder owned his or her Shares. Distributions of net capital gain (i.e., the excess of net long-term capital gain from the sale of investments the Master Portfolio owned for more than one year over net short-term capital loss) that is allocated to the Fund will be taxable as long-term capital gains if those distributions are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”). Long-term capital gain rates applicable to individuals have been reduced – in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions from capital gains are generally made after applying any capital loss carryovers. Distributions of net gains allocated to the Fund from the sale of investments that the Master Portfolio owned for one year or less, to the extent that such gains exceed the Fund’s net long-term capital losses, will be taxable as ordinary income.
     Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on the Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.
     If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.
     If the Fund is allocated income from the Master Portfolio that is derived from “qualified dividend income,” the Fund may, subject to certain limitations, designate a portion of its distributions to Fund shareholders as being derived from qualified dividend income. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from qualified dividend income will be taxed to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Master Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.
     If the aggregate qualified dividends allocated to the Fund by the Master Portfolio during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.
     Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the Fund’s allocable share of qualifying dividends received by the Master Portfolio from domestic corporations for the taxable year. A dividend received will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Master Portfolio has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock), or (3) to the extent that the Master Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
     To the extent that the income allocated to the Fund by the Master Portfolio consists of income in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, distributions of such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Dividends received by a shareholder of the Fund that are attributable to income allocated to the Fund from the Master Portfolio’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income tax that would be available if the shareholder had purchased U.S. Government Securities directly. Shareholders should consult their tax advisers concerning the application of state and local taxes to distributions received from the Fund.

     Dividends are generally taxable in the taxable year received, except that, as noted above, a dividend paid in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year if that dividend was declared and payable to shareholders of record on a date in October, November or December of the preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.
     REDEMPTION, SALE OR EXCHANGE OF SHARES. Upon the disposition of Shares of the Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between his or her adjusted tax basis in the Fund Shares and the amount received. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the applicable ordinary income tax rate for short-term capital gains and (ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends, as noted above) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.
     Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.
     TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss on disposition of Fund Shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
     BACKUP WITHHOLDING. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the taxable dividends and other distributions paid to any shareholder (i) who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.
     CERTAIN DISCOUNT AND OTHER SECURITIES. Investments (if any) by the Master Portfolio in securities issued at a discount, payment-in-kind securities, and certain other obligations may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to enable the Fund make the requisite distributions, the Master Portfolio may sell securities in its portfolio, or the Fund may be required to redeem interests in the Master Portfolio, that it otherwise would have continued to hold. The Fund may realize gains or losses as a result of such transactions. In the event the Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would in the absence of such transactions.
     HEDGING. The Master Portfolio’s transactions in futures contracts, options, hedging transactions, forward contracts, swap agreements, straddles and other similar transactions will be subject to special tax rules (including “mark-to-market,” “straddle,” “wash sale,” “constructive sale,” and “short sale” rules), the effect of which may be to accelerate income allocated to the Fund, defer losses allocated to the Fund, cause adjustments in the holding periods of the Master Portfolio’s assets, convert short-term capital losses into long-term capital losses, or convert long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing, and character of distributions to Fund shareholders. Income earned as a result of these transactions would, in general, not be eligible for the corporate dividends received deduction when distributed to corporate shareholders.
     Certain of the Master Portfolio’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) may produce a difference between the Fund’s book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in its Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.
     FOREIGN TAXES. Income received by or allocated to the Fund from sources within foreign countries may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on the Fund’s share of the Master Portfolio’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes.
     FOREIGN CURRENCY-RELATED TRANSACTIONS AND PASSIVE FOREIGN INVESTMENT COMPANIES. If the Master Portfolio engages in transactions in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts and forward contracts (and similar instruments), those transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
     An equity investment by the Master Portfolio in a “passive foreign investment company” (“PFIC”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions from the PFIC or proceeds from the disposition of shares in the PFIC that cannot be eliminated by making distributions to Fund shareholders. A PFIC is generally any foreign corporation if (i) 75% or more of the corporation’s income is passive investment-type income, or (ii) 50% or more of the corporation’s assets produce or are held for the production of passive investment-type income. The Master Portfolio may, however, make certain elections to avoid imposition of the tax noted above. For example, the Master Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether the Master Portfolio or the Fund receives any distributions from the company. The Master Portfolio also may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income by the Fund, and thereby increase the amount required to be distributed by the Fund to avoid taxation, even though there is no corresponding receipt of cash.
     ADDITIONAL TAX INFORMATION CONCERNING NON-U.S. SHAREHOLDERS. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Effective for taxable years of the Fund beginning before January 1, 2010, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is considered a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts. Absent legislation extending these exemptions for taxable years beginning on or after January 2, 2010, these special withholding exemptions for interest-related and short-term capital gains dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.
     A beneficial holder of Shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale of Shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.
     If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

     In order for a foreign investor to qualify for exemption from backup withholding (which is discussed generally above) or for lower withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in the Fund should consult their tax advisers in this regard.
     A beneficial holder of Shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
     ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
     SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of the Fund as investments through such plans and the precise effect of such investments in their particular tax situations.
     GENERAL. As noted above, information set forth in the Prospectuses and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI. Such laws and regulations may be changed by legislative or administrative action, and such change may be retroactive.
MANAGEMENT OF BB&T FUNDS
TRUSTEES AND OFFICERS
     The Fund is managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.
     The Trustees and officers of the BB&T Funds, their ages, the position they hold with the BB&T Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the Trustees and Officers listed below is 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC, 27601.
INDEPENDENT TRUSTEES

				NUMBER OF
	POSITION(S) HELD			PORTFOLIOS
	WITH BB&T	TERM OF OFFICE/	PRINCIPAL OCCUPATION	OVERSEEN IN FUND	DIRECTORSHIPS
	EQUITY INDEX	LENGTH OF	DURING THE	COMPLEX BY	HELD OUTSIDE THE
NAME AND AGE	FUND	TIME SERVED	PAST 5 YEARS	TRUSTEE*	FUND COMPLEX
Thomas W. Lambeth Birthdate: 01/35	Trustee, Chairman of the Board of Trustees	Indefinite, 8/92 — present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation; From 1978 to January 2001, Executive Director, Z. Smith Reynolds Foundation	30	None

Drew T. Kagan Birthdate: 02/48	Trustee	Indefinite, 8/00 — present	From December 2003 to present, CEO and Director, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	30	None

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 — present	From July 1998 to present, President of Peace College	30	None

				NUMBER OF
	POSITION(S) HELD			PORTFOLIOS
	WITH BB&T	TERM OF OFFICE/	PRINCIPAL OCCUPATION	OVERSEEN IN FUND	DIRECTORSHIPS
	EQUITY INDEX	LENGTH OF	DURING THE	COMPLEX BY	HELD OUTSIDE THE
NAME AND AGE	FUND	TIME SERVED	PAST 5 YEARS	TRUSTEE*	FUND COMPLEX
Douglas R. Van Scoy Birthday: 11/43	Trustee	Indefinite, 5/04 — present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Deputy Director of Private Client Group and Senior Executive Vice President	30	None

James L.Roberts Birthday: 11/42	Trustee	Indefinite, 11/04 — present	Retired; from November 2006 to present, Director, and from April 2008 to present, Vice-Chairman, Grand Mountain Bancshares, Inc., from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	30	None
INTERESTED TRUSTEE

NUMBER OF
		TERM OF		PORTFOLIOS	OTHER
	POSITION(S) HELD	OFFICE/	PRINCIPAL OCCUPATION	OVERSEEN IN FUND	DIRECTORSHIPS
	WITH BB&T	LENGTH OF	DURING THE	COMPLEX BY	HELD BY
NAME, ADDRESS AND AGE	EQUITY INDEX FUND	TIME SERVED	PAST 5 YEARS	TRUSTEE*	TRUSTEE
R. Lee Youngblood** Birthday: 01/47	Trustee	Indefinite, 1/09 — present	From April 1971 to present, employee of Branch Banking and Trust Company (currently Executive Vice President)	30	Director, Sterling Capital Management, LLC; Director, Scott & Stringfellow, LLC; Director, BB&T Investment Services, Inc.

*	The BB&T Fund Complex consists of two open-end investment management companies: BB&T Funds and BB&T Variable Insurance Funds.

**	Mr. Youngblood is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Youngblood is an “interested person” because he owns shares of BB&T Corporation.

     The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) (formerly PFPC Inc.), BB&T Asset Management or BB&T, receives any compensation from the Funds for acting as a Trustee.
     BB&T Asset Management’s Chief Compliance Officer (“CCO”), Mr. Ward, also serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by BB&T Asset Management. However, the Fund reimburses BB&T Asset Management for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Funds is only part of the total compensation received by Mr. Ward.
OFFICERS

(1)	(2)	(3)	(4)
TERM OF
	POSITION(S)	OFFICE AND
	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE	THE FUNDS	TIME SERVED	DURING THE PAST 5 YEARS
E.G. Purcell, III Birthdate: 01/55	President and Secretary	Indefinite, President and Secretary, 11/08-Present; Vice President, 11/00-11/08	From 1995 to present, Senior Vice President, BB&T Asset Management, Inc. and its predecessors

Todd M. Miller Birthdate: 9/71	Vice President	Indefinite, 8/05-Present	From May 2009 to present, Vice President, BB&T Asset Management, Inc.; from June 2005 to May 2009, Mututal Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services

(1)	(2)	(3)	(4)
TERM OF
	POSITION(S)	OFFICE AND
	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE	THE FUNDS	TIME SERVED	DURING THE PAST 5 YEARS
Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 4/07-Present	From July 2004 to present, Chief Compliance Officer and Secretary, BB&T Asset Management, Inc.; from January 2002 to July 2004, Compliance Analyst, Evergreen Investments; from November 1999 to January 2002, Compliance Manager – Mutual Fund Compliance, Banc of America Capital Management, LLC

Andrew J. McNally Birthdate: 12/70	Treasurer	Indefinite, 4/07-Present	From January 2007 to present, Vice President and Senior Director, July 2000 to December 2006, Director, Fund Accounting and Administration Department, PNC Global Investment Servicing

Avery Maher Birthdate: 02/45	Assistant Secretary	Indefinite 4/07-Present	From March 2006 to present, Vice President and Counsel, Regulatory Administration Department, PNC Global Investment Servicing; from October 2004 to August 2005, Vice President and Assistant General Counsel, JPMorgan Asset Management; from 1992 to 2004, Second Vice President and Assistant Secretary, John Hancock Advisers, LLC
For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Fund are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS
NAME	OR PRINCIPAL UNDERWRITERS OF THE FUND
E.G. Purcell, III	BB&T Asset Management, Inc., Senior Vice President
Todd M. Miller	BB&T Asset Management, Inc., Vice President
Clinton L. Ward	BB&T Asset Management, Inc., Chief Compliance Officer and Secretary
Andrew J. McNally	PNC Global Investment Servicing, Vice President and Senior Director, Fund Accounting and Administration Department
Avery Maher	PNC Global Investment Servicing, Vice President and Counsel, Regulatory Administration Department
R. Lee Youngblood	Branch Banking and Trust Company, Executive Vice President
The officers of the Fund receive no compensation directly from the Funds for performing the duties of their offices. BB&T Asset Management receives fees from the Fund for acting as Administrator and PNC Global Investment Servicing receives fees from the Fund for acting as transfer agent and for providing fund accounting services to the Fund. In addition, PNC Global Investment Servicing receives fees from the Administrator for acting as Sub-Administrator.
COMMITTEES OF THE BOARD OF TRUSTEES
     AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Fund’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Fund’s independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Lambeth, Roberts and Van Scoy and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the Audit Committee. For the fiscal year ended December 31, 2008, there were three meetings of the Audit Committee.
     NOMINATIONS COMMITTEE. The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Lambeth, Roberts, Van Scoy and Ms. Bingham serve on this committee; Ms. Bingham serves as chair of the Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of BB&T Funds. For the fiscal year ended December 31, 2008, there was one meeting of the Nominations Committee.

SECURITIES OWNERSHIP
For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2008.
The following table shows information for Trustees who are not “interested persons” of the Fund as defined in the 1940 Act:

(1)	(2)	(3)
	DOLLAR RANGE OF EQUITY	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
	SECURITIES	REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE	IN THE EQUITY INDEX FUND	FAMILY OF INVESTMENT COMPANIES
Thomas W. Lambeth	None	$1 - $10,000
Drew T. Kagan	None	$1 - $10,000
Laura C. Bingham	None	$10,001-$50,000
Douglas Van Scoy	None	$50,001 - $100,000
James L. Roberts	None	> $100,000
The following table shows information for the Trustee who is an “interested person” of the Fund as defined in the 1940 Act:

(1)	(2)	(3)
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
	DOLLAR RANGE OF EQUITY SECURITIES	OVERSEEN BY REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE	IN THE EQUITY INDEX FUND	TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
R. Lee Youngblood*	N/A	N/A

*	Mr. Youngblood was appointed to the Board effective January 1, 2009.

     As of April 2, 2009, the officers and Trustees owned less than 1% of any class of the Fund.
TRUSTEE COMPENSATION

				TOTAL COMPENSATION
	AGGREGATE			FROM BB&T FUND
	COMPENSATION FROM			COMPLEX PAID TO
	THE FUND FOR THE	PENSION OR RETIREMENT	ESTIMATED TOTAL	EACH TRUSTEE FOR THE
	FISCAL YEAR ENDED	BENEFITS ACCRUED AS	ANNUAL BENEFITS	FISCAL YEAR ENDED
NAME OF PERSON, POSITION	DECEMBER 31, 2008	PART OF FUND EXPENSES	UPON RETIREMENT	DECEMBER 31, 2008***
Thomas W. Lambeth Trustee	$939	None	None	$59,650
Keith F. Karlawish* Trustee	$129	None	None	$10,000
Drew T. Kagan Trustee	$958	None	None	$60,650
Laura C. Bingham Trustee	$786	None	None	$50,650
Douglas R. Van Scoy Trustee	$786	None	None	$50,650
James L. Roberts Trustee	$786	None	None	$50,650
R. Lee Youngblood**	N/A	N/A	N/A	N/A

*	Mr. Karlawish resigned from the Board effective December 31, 2008.

**	Mr. Youngblood was appointed to the Board effective January 1, 2009.

***	The BB&T Fund Complex consists of two open-end investment management companies: BB&T Funds and BB&T Variable Insurance Funds.

CODES OF ETHICS
     BB&T Funds, BB&T Asset Management and the Distributor have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

INVESTMENT ADVISER
     Investment advisory and management services are provided to the Fund by BB&T Asset Management pursuant to an investment advisory agreement (“Advisory Agreement”) dated February 1, 2001, as amended and restated on May 23, 2003.
     Under the Advisory Agreement between BB&T Funds and BB&T Asset Management, the fee payable to BB&T Asset Management by the Equity Index Fund, for investment advisory services is: (a) no fee for periods that all of the Fund’s assets are invested in the Master Portfolio, (b) a fee computed daily and paid monthly at the annual rate of fifty one hundredths of one percent (0.50%) of the Fund’s average daily net assets if the Fund’s assets are not invested in the Master Portfolio and the Adviser has assumed active management of the Fund’s portfolio, or (c) such fee as may from time to time be agreed upon in writing by BB&T Funds and BB&T Asset Management. A fee agreed to in writing from time to time by BB&T Funds and BB&T Asset Management may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund’s expenses and increase the net income of the Fund during the period when such lower fee is in effect. BB&T Asset Management bears all expenses in connection with the performance of its services as Adviser and Administrator, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.
     The Advisory Agreement provides that BB&T Asset Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T Asset Management in the performance of its duties, or from reckless disregard by BB&T Asset Management of its duties and obligations thereunder.
     Unless sooner terminated, the Advisory Agreement will continue from year to year if such continuance is approved at least annually by the Fund’s Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION - Miscellaneous”). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days’ written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T Asset Management. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
     For the fiscal years ended December 31, 2008, 2007 and 2006, the Fund’s Adviser received no investment advisory fees.
     In 2000, BB&T reorganized its investment advisory division as BB&T Asset Management, a separate, wholly owned subsidiary of BB&T Corporation, a financial holding company and parent of BB&T. BB&T Asset Management has replaced BB&T as the investment adviser to BB&T Funds. Management and investment advisory personnel of BB&T that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management.
     INVESTMENT ADVISER OF THE MASTER PORTFOLIO. The advisor to the Master Portfolio is BGFA. BGFA is an indirect subsidiary of Barclays Bank PLC. Pursuant to an investment advisory contract (“Advisory Contract”) with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio’s assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio’s Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. The Advisory Contract is required to be approved annually by (i) MIP’s Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days’ written notice by MIP’s Board of Trustees or by vote of a majority of the interest holders in the Master Portfolio or, on not less than 60 days’ written notice, by BGFA. The Advisory Contract will terminate automatically if assigned.
     BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services to the Master Portfolio. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.
     BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio’s investment portfolio.
     For the fiscal years ended December 31, 2008, 2007, and 2006, BGFA received investment advisory fees from the Master Portfolio of $1,193,551, $1,421,389 and $1,401,018, respectively.

     As of the dates indicated below, the individuals named as Portfolio Managers in the prospectuses were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Master Portfolio, as indicated in the table below:

	Registered
	Investment	Other Pooled
Diane Hsiung (as of December 31, 2008)	Companies	Investment Vehicles	Other Accounts
Number of Accounts	158	N/A	5
Net Assets	$206,371,000,000	N/A	$61,000,000

	Registered
	Investment	Other Pooled
Greg Savage (as of December 31, 2008)	Companies	Investment Vehicles	Other Accounts
Number of Accounts	158	N/A	6
Net Assets	$206,371,000,000	N/A	$61,000,000

	Registered
	Investment	Other Pooled
Edward Corallo* (as of 3/31/09)	Companies	Investment Vehicles	Other Accounts
Number of Accounts	1	150	44
Net Assets	$1,466,000,000	$208,151,000,000	$66,985,000,000

* Mr. Corallo was appointed as portfolio manager for the S&P 500 Stock Fund effective April 30, 2009.

	Registered
	Investment	Other Pooled
Christopher Bliss* (as of 3/31/09)	Companies	Investment Vehicles	Other Accounts
Number of Accounts	1	100	19
Net Assets	$1,466,000,000	$61,003,000,000	$13,418,000,000

* Mr. Bliss was appointed as portfolio manager for the S&P 500 Stock Fund effective April 30, 2009.

	Registered
	Investment	Other Pooled
Jennifer Hsui* (as of 3/31/09)	Companies	Investment Vehicles	Other Accounts
Number of Accounts	1	50	26
Net Assets	$1,466,000,000	$147,149,000,000	$53,567,000,000

*	Ms. Hsui was appointed as portfolio manager for the S&P 500 Stock Fund effective April 30, 2009.
     The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts as of the dates indicated below.

	Number of Other Accounts with	Aggregate of Total
Diane Hsiung (as of December 31, 2008)	Performance Fees Managed	Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

	Number of Other Accounts with	Aggregate of Total
Greg Savage (as of December 31, 2008)	Performance Fees Managed	Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

	Number of Other Accounts with	Aggregate of Total
Edward Corallo (as of 3/31/09)*	Performance-Based Fees Managed	Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	7	$3,482,000,000
Other Accounts	5	$9,216,000,000

*	Mr. Corallo was appointed as portfolio manager for the S&P 500 Stock Fund effective April 30, 2009.

	Number of Other Accounts with	Aggregate of Total
Christopher Bliss (as of 3/31/09)*	Performance-Based Fees Managed	Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	4	$1,425,000,000
Other Accounts	N/A	N/A

*	Mr. Bliss was appointed as portfolio manager for the S&P 500 Stock Fund effective April 30, 2009.

	Number of Other Accounts with	Aggregate of Total
Jennifer Hsui (as of 3/31/09)*	Performance-Based Fees Managed	Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	3	$2,057,000,000
Other Accounts	5	$9,216,000,000

*	Ms. Hsui was appointed as portfolio manager for the S&P 500 Stock Fund effective April 30, 2009.
     Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Master Portfolio and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolio, seeking such investment opportunity. As a consequence, from time to time the Master Portfolio may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.
     Like the Master Portfolio, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolio should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.
     As of December 31, 2008, each Portfolio Manager receives a salary and is eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. Each Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. The Portfolio Manager’s salary and annual bonus are paid in cash. BGFA also operates a mandatory bonus deferral plan for employees whose bonuses exceed certain thresholds which generally becomes payable three years after grant. One half of the mandatory deferral award is “notionally invested” in funds managed by BGI, and the other half is provisionally allocated to shares in Barclays PLC (the ultimate parent company of BGFA). Thus, the value of the final award may be increased or decreased over the three-year period. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.
     If a Portfolio Manager is part of a select group of management or highly compensated employees and is designated by the plan administrators (in their discretion) to be eligible for participation in BGI’s Voluntary Levered Alpha Participation Plan (“VLAPP”), the Portfolio Manager may elect to defer a portion of his or her bonus under VLAPP. Under this plan, the Portfolio Manager would receive an award corresponding to the deferred bonus portion if he or she voluntarily elects in advance to defer. VLAPP awards generally vest after three years. The award will be “notionally invested” in a fund(s) managed by BGI over the three-year period, and the return on that notional investment will determine the final award amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by a factor of two (2) for the sole purpose of determining the return on the award’s notional investment. Starting in 2008, Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Levered Alpha Participation Plan (“LAPP”). Under LAPP, these awards are determined annually, and generally vest in three equal installments over three years. Each vested installment is paid out upon vesting. At the option of the plan administrators, the award may be “notionally invested” in a fund(s) managed by BGI. If notionally invested, the return on that notional investment during the relevant vesting period will determine the award payout amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by the factor specified by the plan administrators at the time of the award grant for the sole purpose of determining the return on the award’s notional investment.
     Prior to December 31, 2007 Portfolio Managers were eligible for selection, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under CEP, these awards were determined annually, and were generally scheduled to vest after two years. At the option of the CEP administrators, the award may have been “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award was not notionally invested, the original award amount will be paid once vested.
     A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent registered public accounting firm.
     As of the dates indicated below, the Portfolio Managers beneficially owned shares of the S&P 500® Index Master Portfolio for which they are primarily responsible for the day-to-day management in amounts reflected in the following table.

		$1	$10,001	$50,001	$100,001	$500,001
		to	to	to	to	to	over
	$0	$10k	$50k	$100k	$500k	$1m	$1m
Diane Hsiung*	X
Greg Savage*	X
Edward Corallo (as of 3/31/09)**	X
Christopher Bliss (as of 3/31/09)**	X
Jennifer Hsui (as of 3/31/09)**	X

*	As of December 31, 2008

**	Mr. Corallo, Mr. Bliss and Ms. Hsui were appointed as portfolio managers for the S&P 500 Stock Fund effective April 30, 2009.

PROXY VOTING POLICIES AND PROCEDURES
     The Board of Trustees has delegated the authority to vote proxies for voting securities held directly by the Fund that owns voting securities to BB&T Asset Management. Proxy voting policies and procedures for BB&T Asset Management are attached as Appendix B.
     You may obtain information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov, or by contacting us by telephone at 1-800-228-1872, visiting our website at www.bbtfunds.com or contacting us in writing at BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.
     Proxy voting policies of the Master Portfolio. The Master Portfolio has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment adviser to the Master Portfolio. The Master Portfolio has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Master Portfolio. Therefore, the remainder of this section discusses BGFA’s proxy voting guidelines.
     BGFA votes (or refrains from voting) proxies for the Master Portfolio in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Master Portfolio. In some cases, BGFA may determine that it is in the best interests of the Master Portfolio to refrain from exercising the Master Portfolio’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA’s approach is also driven by our client’s economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Master Portfolio. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI Investments Distribution Co. (“SEI”) or SEI’s affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:
-	BGFA generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

-	BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

-	BGFA generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.
     BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Master Portfolio, the Master Portfolio’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having undue influence on BGFA’s proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary’s determination.
PORTFOLIO TRANSACTIONS
     General. BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. The prices paid to the underwriters of newly issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.
     Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rates over 100%, although unexpected, may result in comparatively greater brokerage expenses. High portfolio turnover can also result in larger amounts of short-term capital gains allocable to interestholders.
     The Master Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably. BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.
     Brokerage Commissions. For the periods shown below, the Master Portfolio paid brokerage commissions in the dollar amounts shown below. None of the brokerage commissions were paid to affiliated brokers.

	FISCAL	FISCAL	FISCAL
	YEAR ENDED	YEAR ENDED	YEAR ENDED
MASTER PORTFOLIO	12/31/2006	12/31/2007	12/31/2008
Master Portfolio	$85,982	$43,298	$113,013
Securities of Regular Broker/Dealers. On December 31, 2008, the Master Portfolio owned securities of its “regular brokers or dealers” (as defined in the 1940 Act), or its parents, as follows:

BROKER/DEALER OR PARENT	AMOUNT
JP Morgan Chase & Co.	$24,493,954
Bank of America Corp.	$14,703,772
Goldman Sachs Group Inc. (The)	$7,765,652
Citigroup Inc.	$7,609,871
Morgan Stanley	$3,561,618
GLASS-STEAGALL ACT
     In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the “Board of Governors”) issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the “Holding Company Act”) or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board of Governors in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.
     BB&T Asset Management believes that it possesses the legal authority to perform the services for the Fund contemplated by the Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T Asset Management from continuing to perform such services for BB&T Funds. Depending upon the nature of any changes in the services which could be provided by BB&T Asset Management, the Board of Trustees of BB&T Funds would review BB&T Funds’ relationship with BB&T Asset Management and consider taking all action necessary in the circumstances.
     Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T Asset Management or their affiliated and correspondent banks (the “Banks”) in connection with customer’s purchases of Shares of the Fund, the Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Fund’s method of operations would affect its NAV or result in financial losses to any customer.
ADMINISTRATOR
     ADMINISTRATOR OF THE FUND. BB&T Asset Management serves as the Administrator (the “Administrator”) to the Fund pursuant to an Administration Agreement effective April 23, 2007. Prior to April 23, 2007, BB&T Asset Management served as the Administrator pursuant to a Management and Administration Agreement dated February 1, 2005, as amended.
     Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Fund, to maintain the Fund’s financial accounts and records, and to furnish the Fund’s statistical and research data and certain bookkeeping services, and certain other services required by the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Fund’s operations (other than those performed by BB&T Asset Management under the Advisory Agreement, those performed by State Street Bank and Trust Company (“State Street”) under its custodial services agreements with the Fund, and those performed by PNC Global Investment Servicing under its transfer agency and blue sky service and fund accounting agreements with the Fund). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from the Fund that is due only on the Fund’s assets, but calculated based upon each portfolio of the BB&T Funds’ average net assets as well as the average net assets of BB&T Variable Insurance Funds. The fee shall be calculated at an annual rate of eleven one-hundredths of one percent (0.11%), applicable to the first $3.5 billion of average net assets, at an annual rate of seven-and-one-half one-hundredths of one percent (0.075%) of the next $1 billion of average net assets, at the annul date of six one-hundredths of one percent (0.06%) of the next $1.5 billion of average net assets, and at an annual rate of four one-hundredths of one percent (0.04%) of average net assets in excess of $6 billion. The fee shall be computed daily and paid monthly. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Fund shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.
     Alternatively, the Fund may pay a fee as may from time to time be agreed upon in writing by BB&T Funds and the Administrator. A fee agreed to in writing from time to time by the Fund and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund’s expenses and increase the net income of the Fund during the period when such lower fee is in effect.
     For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees (“Paid” indicates gross administration fees and “Waived” are fees waived from gross administration fees and/or reimbursed directly to the Fund):

	FISCAL YEAR ENDED		FISCAL YEAR ENDED		FISCAL YEAR ENDED
	DECEMBER 31, 2008		DECEMBER 31, 2007		DECEMBER 31, 2006
		ADDITIONAL		ADDITIONAL		ADDITIONAL
	PAID	AMOUNT WAIVED	PAID	AMOUNT WAIVED	PAID	AMOUNT WAIVED
Equity Index Fund	$87,247	$0	$122,103	$0	$153,154	$12,164
     The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until April 30, 2010 (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the “Renewal Term”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement also is terminable upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) upon the provision of sixty (60) days’ written notice by the party alleging cause.
     The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by BB&T Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law which cannot be waived or modified by the Administration Agreement.
     SUB-ADMINISTRATOR
     PNC Global Investment Servicing (the “Sub-Administrator”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Fund pursuant to a Sub-Administration Services Agreement dated December 18, 2006, and effective with respect to the Fund as of April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator performs certain administrative services for the Fund, for which it receives a fee, paid by the Administrator, that is calculated based upon each portfolio of the BB&T Funds’ average net assets as well as the average net assets of BB&T Variable Insurance Funds. The fee shall be calculated at the annual rate of 0.045% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0275% applicable to the next $1 billion of average net assets, at the annual rate of 0.02% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
     ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO. BGI serves as administrator of the Master Portfolio. BGI provides the Master Portfolio with administrative services, including general supervision of the Master Portfolio’s non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Master Portfolio’s trustees and officers. BGI also furnishes office space and certain facilities to conduct the Master Portfolio’s business, and compensates MIP’s Trustees, officers and employees who are affiliated with BGI. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI or an affiliate receives advisory fees from the Master Portfolio. BGI has contracted with State Street to provide certain sub-administration services for the Master Portfolio, and BGI pays State Street for those services out of the fees BGI receives for its services as administrator.

     SEI Investments Distribution Co. (“SEI”) is the placement agent for the Master Portfolio. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI does not receive compensation from the Master Portfolio for acting as placement agent.
DISTRIBUTOR
     BB&T AM Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as principal underwriter to the Fund pursuant to an Underwriting Agreement effective as of April 23, 2007 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Fund’s Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Fund who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.
     Under the Underwriting Agreement the Distributor receives payment from the Fund for distribution activities permitted and authorized under the Distribution Plan adopted by the Fund. Under the Distribution Plan, the Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of the Fund, one percent (1.00%) of the average daily net assets of Class B Shares of the Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of the Fund. The Distributor may periodically waive all or a portion of the fee with respect to the Fund. The Adviser may also compensate the Distributor for services provided to the Funds under the Distribution Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.
     Prior to April 23, 2007, BB&T Funds Distributor, Inc. served as distributor to the Fund.
     For the year ended December 31, 2008, BB&T AM Distributors, Inc. received the following fees with respect to the Class A, Class B and Class C Shares from the Fund (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

A CLASS		B CLASS		C CLASS
PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
$115,486	$57,743	$101,538	$0	$2,086	$0
     For the fiscal period April 23, 2007 to December 31, 2007, BB&T AM Distributors, Inc, received the following fees with respect to the Class A, Class B and Class C Shares from the Fund (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

A CLASS		B CLASS		C CLASS
PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
$254,692	$127,346	$99,102	$0	$2,179	$0
     For the period January 1, 2007 to April 22, 2007 BB&T Funds Distributor, Inc., received the following fees with respect to the Class A, Class B and Class C Shares from the Fund (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

A CLASS		B CLASS		C CLASS
PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
$163,010	$81,505	$44,320	$0	$862	$0
     For the year ended December 31, 2006, BB&T Funds Distributor, Inc., received the following fees with respect to the Class A, Class B and Class C Shares from the Fund (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

A CLASS		B CLASS		C CLASS
PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
$657,832	$328,916	$142,895	$0	$6,754	$0
     The Distribution Plan was initially approved on August 18, 1992 by the Fund’s Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the “Independent Trustees”). The Distribution Plan provides for fees only upon the Class A, Class B, and Class C Shares of each Fund.

     In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, or Class C Shares of the Fund. The Distribution Plan may be amended by vote of the Fund’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund’s Class A, Class B, and Class C Shares. The Fund’s Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.
     The Distributor may use the distribution fee to provide distribution assistance with respect to the Fund’s Class A, Class B, and Class C Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a “Servicing Agreement”) between the Distributor and a Participating Organization. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund’s Class A, Class B, and Class C Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization’s customers owning a Fund’s Class A, Class B, and Class C Shares. Under the Distribution Plan, a Participating Organization may include a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.
     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.
     The Distribution Plan also contains a so-called “defensive” provision applicable to Class A, Class B, and Class C Shares. Under this defensive provision, to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Fund within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.
     The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Funds will require banks acting as Participating Organizations to provide only those services which, in the banks’ opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Funds to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in the Fund’s method of operations would affect its NAV or result in financial loss to any customer.
CUSTODIAN
     State Street, located at 200 Clarendon Street, Boston, MA 02111, serves as custodian of the assets of the Equity Index Fund and the Master Portfolio. As a result, State Street has custody of all securities and cash of Equity Index Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Equity Index Fund and Master Portfolio. The custodian is in no way responsible for any of the investment policies or decisions of the Equity Index Fund and Master Portfolio.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES
     PNC Global Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement. PNC Global Investment Servicing receives a fee based on the type of services provided to the Fund as agreed upon by the Funds and PNC Global Investment Servicing.
     State Street, 200 Clarendon Street, Boston, MA 02111, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with BB&T Funds.
     State Street also acts as transfer agent and dividend-disbursing agent for the Master Portfolio.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP (“KPMG”) has been selected as the independent registered public accounting firm. KPMG’s address is 345 Park Avenue, New York, NY 10154.
LEGAL COUNSEL
     Ropes & Gray LLP, One Metro Center, 700 12th St., N.W., Suite 900, Washington, DC 20005-3948 is counsel to BB&T Funds.
ADDITIONAL INFORMATION
ORGANIZATION AND DESCRIPTION OF SHARES
     BB&T Funds (previously The BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of BB&T Funds’ Amended and Restated Agreement and Declaration of Trust dated June 2, 2007, (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. BB&T Funds presently has twenty-five series of Shares offered to the public which represent interests in the BB&T Large Cap Fund, BB&T Mid Cap Value Fund, BB&T Mid Cap Growth Fund, BB&T Small Cap Fund, BB&T International Equity Fund, BB&T Special Opportunities Equity Fund, BB&T Equity Income Fund, BB&T Short U.S. Government Fund, BB&T Intermediate U.S. Government Fund, BB&T Total Return Bond Fund, BB&T Kentucky Intermediate Tax-Free Fund, BB&T Maryland Intermediate Tax-Free Fund, BB&T North Carolina Intermediate Tax-Free Fund, BB&T South Carolina Intermediate Tax-Free Fund, BB&T Virginia Intermediate Tax-Free Fund, BB&T West Virginia Intermediate Tax-Free Fund, BB&T National Tax-Free Money Market Fund, BB&T Prime Money Market Fund, BB&T U.S. Treasury Money Market Fund, BB&T Capital Manager Conservative Growth Fund, BB&T Capital Manager Moderate Growth Fund, BB&T Capital Manager Growth Fund, BB&T Capital Manager Equity Fund, Equity Index Fund and Sterling Capital Small Cap Value Fund, respectively. The Funds’ Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of BB&T Funds into one or more additional series.
     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Fund’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
     Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B, and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.
     As used in this SAI, a “vote of a majority of the outstanding shares” of the Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of BB&T Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY
     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.
     The Agreement and Declaration of Trust states further that no Trustee, officer or agent of BB&T Funds shall be personally liable in connection with the administration or preservation of the assets of BB&T Funds or the conduct of BB&T Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or BB&T Funds shall look solely to the assets of BB&T Funds for payment.
MASTER PORTFOLIO ORGANIZATION
     The Master Portfolio is a series of MIP, an open-end, series management investment company organized as Delaware statutory trust. MIP was organized on October 20, 1993. MIP currently consists of thirteen series, including the Master Portfolio. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP’s obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.
     The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee’s office.
     The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to Master Portfolio securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as votes the Master Portfolio receives from other Feeder Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Trust has adopted its own polices and procedures governing when information regarding portfolio holdings may be made available to third parties. No earlier than ten calendar days after the end of a quarter, the Fund will make public on the Fund’s Website a complete schedule of the Fund’s holdings. Such information will be current as of the end of the most recent calendar quarter and will be available on the Fund’s Website until updated for the next applicable period.
In addition, portfolio holdings information may be made available to third parties in the following circumstances:
– After it has been made public on the Fund’s Website or through a filing with the SEC;
– In marketing or other materials, provided that the information regarding portfolio holdings disclosed in the materials are at least fifteen (15) days old; or
– When (i) the Fund has a legitimate business purpose for doing so; (ii) the disclosure is in the best interests of the Fund and its shareholders*; and (iii) the recipients are subject to a confidentiality agreement, including a duty not to trade on the non-public information, or the Fund’s Chief Executive Officer or Chief Financial Officer have determined that the policies of the recipient are adequate to protect the information that is disclosed and the entity is subject to a duty of confidentiality under the federal securities laws. Such disclosures shall be authorized by the Fund’s Chief Executive Officer or Chief Financial Officer and shall be reported to the Board of Trustees at its next scheduled meeting.

*	In determining whether disclosure is in the best interests of the Fund and its shareholders, the Fund’s Chief Executive Officer or Chief Financial Officer shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, or its principal underwriter, on the other.

Disclosure to the Fund’s Service Providers
The Fund may provide information to its service providers regarding the Fund’s portfolio holdings that have not been disclosed on the Trust’s Website or included in a filing with the SEC where relevant to duties to be performed for the Fund. Such service providers include, but are not limited to, fund accountants, administrators, sub-administrators, investment advisers, rating agencies, custodians, independent public accountants and attorneys. The Fund’s service providers are prohibited, by explicit agreement or by virtue of their duties to the Fund, from disclosing to other third parties material non-public information about the Fund’s portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. In instances in which non-public information is disclosed to third parties, the entity receiving the non-public information is subject to a duty of confidentiality under the federal securities laws, including a duty not to trade on the non-public information.
The frequency with which information regarding the Fund’s portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.
Other than the arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. In no event shall portfolio holdings information be disclosed for compensation.
MASTER PORTFOLIO’S POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
     As the Fund presently invests all of its assets in the Master Portfolio, information regarding portfolio holdings is not expected to vary frequently. The Master Portfolio’s policy regarding the disclosure of portfolio holdings information is as follows:
     The Master Portfolio’s Board of Trustees has adopted a policy regarding the disclosure of the Master Portfolio’s portfolio holdings that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of the Master Portfolio’s interestholders; (b) does not put the interests of the Master Portfolio’s investment adviser (the “BGFA” or “Investment Adviser”), the Master Portfolio’s distributor (the “Master Portfolio Distributor”), or any affiliated person of the Master Portfolio, the Investment Adviser or the Master Portfolio Distributor, above those of Master Portfolio interestholders; (c) does not advantage any current or prospective Master Portfolio interestholders over any other current or prospective Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the following procedures and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.
     Daily access to information concerning the Master Portfolio’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) to other personnel of the Investment Adviser and other service providers, such as the Master Portfolio’s administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolio and the terms of the Master Portfolio’s current registration statement.
     From time to time, information concerning the Master Portfolio’s portfolio holdings may also be provided to other entities that provide additional services to the Master Portfolio, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than the close of trading on the same business day as the date of the information.
     In addition, the Master Portfolio will provide portfolio holdings information to the sponsors, administrators or other service providers for feeder funds as may be necessary to (i) conduct business in the ordinary course in a manner consistent with agreements with the feeder funds and the terms of the Master Portfolio’s current registration statement, or (ii) satisfy legal requirements applicable to the feeder funds. The Master Portfolio may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential feeder fund to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.
     The Master Portfolio will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Master Portfolio’s fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. The Master Portfolio, however, may voluntarily disclose all or part of its portfolio holdings in advance of required filings with the SEC, provided that such information is made generally available to all interestholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a website available to intermediaries and institutional investors or other means that make the information available to all likely interested parties in a contemporaneous manner.
     The Master Portfolio’s Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.
     The Master Portfolio’s Board of Trustees reviews the policy and the procedures for disclosure of portfolio holdings information at least annually.

MASTER PORTFOLIO’S POLICY REGARDING FREQUENT PURCHASES AND REDEMPTIONS
     Frequent purchases and redemptions of Master Portfolio interests (“frequent trading”) may have a detrimental effect on the Master Portfolio and its interestholders. Depending on various factors, such as the size of the Master Portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the Master Portfolio by interfering with the implementation of the Master Portfolio’s investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of Master Portfolio interests held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolio’s portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the Master Portfolio’s NAV (“market timing”).
     The Master Portfolio’s Board of Trustees has adopted a policy of not monitoring for possible market timing activity in the S&P 500® Index Master Portfolio because the primary market for large capitalization U.S. equity securities closes at the same time as of which the NAV for S&P 500® Index Master Portfolio is calculated (normally 4:00 p.m. Eastern Time). BGI’s ability to monitor trades that are placed by shareholders of feeder funds invested in the Master Portfolio is severely limited because BGI does not receive transaction information showing individual investment decisions. In addition, feeder funds’ ability to impose restrictions on the trading practices of their shareholders may be affected by legal or technological limitations.
     The Master Portfolio’s Board of Trustees has not adopted a policy of monitoring for other frequent trading activity in the Master Portfolio in light of the nature of the Master Portfolio’s interestholders.
MISCELLANEOUS
     BB&T Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within BB&T Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of BB&T Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or BB&T Funds officers regarding expected trends and strategies.
     BB&T Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of BB&T Funds.
     The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of the Fund’s outstanding shares as of April 2, 2009:

		PERCENT OF THE
		CLASS TOTAL ASSETS
		HELD BY THE
NAME, ADDRESS OF OWNER	CLASS	SHAREHOLDER
NATIONAL FINANCIAL SERVICES LLC FEBO	CLASS A SHARES	57.65%
BRANCH BANKING & TRUST CO INSTITUTIONAL SERVICES 7823 NATIONAL SERVICE RD GREENSBORO, NC 27409-9667

JULIA T ELLIOTT & JACK F WRIGHT CO-TTEES	CLASS C SHARES	43.71%
U/W DTD 9/19/96 GLOVER M TRENT MARITAL TRUST 18303 BOWSPRIT POINTE CORNELIUS, NC 28031-5202

THEODORA J KURCABA	CLASS C SHARES	18.58%
RR 1 BOX 163-C TERRA ALTA, WV 26764-9635

PFPC TRUST CO CUST FBO	CLASS C SHARES	12.12%
PEDRO S FERREIRA PCT DO COMERCIO 11-11 FLOOR DTO 2720 ALFRAGIDE PORTUGAL 158

FIRST CLEARING, LLC	CLASS C SHARES	7.79%
WILLIAM D WESLEY IRA FCC AS CUSTODIAN 1211 CLEVELAND ST EVANSTON, IL 60202-2116

		PERCENT OF THE
		CLASS TOTAL ASSETS
		HELD BY THE
NAME, ADDRESS OF OWNER	CLASS	SHAREHOLDER
NATIONAL FINANCIAL SERVICES LLC FEBO	INSTITUTIONAL CLASS	58.45%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS REINV PO BOX 2887 WILSON, NC 27894-2887

NATIONAL FINANCIAL SERVICES LLC FEBO	INSTITUTIONAL CLASS	24.25%
BBT CO DBA WILBRANCH & CO FBO NON-ERISA CLIENTS CASH PO BOX 2887 WILSON, NC 27894-2887

NATIONAL FINANCIAL SERVICES LLC FEBO	INSTITUTIONAL CLASS	14.16%
BBT CO DBA WILBRANCH & CO FBO ERISA CLIENTS REINV PO BOX 2887 WILSON, NC 27894-2887
     As of April 3, 2009, BB&T Corporation and its affiliates held of record, as agent or trustee for its customers more than 25% of the outstanding shares of the Fund. As a result, BB&T Corporation and its affiliates may be deemed to have control of the Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
FINANCIAL STATEMENTS
Audited Financial Statements as of December 31, 2008 are incorporated by reference herein, and included in the Annual Report to shareholders, dated as of December 31, 2008, which has been previously sent to shareholders of the Fund pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Fund’s latest Semi-Annual Report may be obtained without charge by contacting the Fund at P.O. Box 9762, Providence, Rhode Island 02940-9762 or by telephoning toll-free at 1-800-228-1872.

APPENDIX A
The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.
LONG — TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)
Description of the six highest long-term obligation ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa	Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.
Description of the six highest long-term issue credit ratings by S&P (S&P may apply a plus (+) or minus (-) sign to a particular rating classification to show relative standing within that classification.):

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
Description of the six highest international long-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):

AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB	Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative.
• For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
• For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
Description of the six highest long-term debt rating categories by DBRS (“High” and “low” grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. “High” and “low” grades are not used for the AAA category.):

AAA	Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standards that DBRS has set for this category, few entities are able to achieve an “AAA” rating.

AA	Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definitions which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A	Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies.

BBB	Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB	Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B	Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be added to certain rating symbols (including “AA” and “A”) to indicate relative standing within each of those rating categories.):

AAA	The highest level of capacity of the obligor to honor its financial commitment on the obligation.

AA	A very high level of capacity to honor the financial commitment on the obligation.

A	A high level of capacity to honor the financial commitment on the obligation.

BBB	An adequate level of capacity to honor the financial commitment on the obligation. However, this capacity is more likely to diminish in the future than in the cases of the higher rating categories.

BB	Although the level of capacity to honor the financial commitment on the obligation is not considered problematic at present, this capacity may not persist in the future.

B	A low level of capacity to honor the financial commitment on the obligation, having cause for concern.
Description of the six highest long-term debt ratings by Best’s (Certain ratings (including “aa” and “a”) may be enhanced with a plus (+) or minus (-) sign to indicate whether credit quality is near the top or bottom of a category. A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Issuer Credit Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to Best’s interactive rating process):

aaa	Exceptional. Assigned to issues, where the issuer has, in Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa	Very Strong. Assigned to issues, where the issuer has, in Best’s opinion, a very strong ability to meet the terms of obligation,

a	Strong. Assigned to issues, where the issuer has, in Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to meet the terms of the obligation; however, the issue is more susceptible to changes in economic or other conditions.

bb	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b	Very speculative. Assigned to issues, where the issuer has, in Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.
Description of the six highest long-term debt ratings by R&I (Plus (+) and minus (-) signs may be added to ratings symbols within a range from AA to CCC (which is not shown below) to indicate their relative standing within each category):

AAA	The highest credit quality. It is also accompanied by many other excellent factors.

AA	The credit quality is very high. It is also accompanied by excellent factors.

A	The credit quality is high. It is also accompanied by some excellent factors.

BBB	The credit quality is satisfactory, but there are factors that may be vulnerable to environmental changes.

BB	No urgent problem in the credit quality, but there are factors that are vulnerable to environmental changes and require full attention.

B	The credit quality has some problems, and there are factors that require a constant attention.
SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)
Moody’s description of its short-term debt ratings:
P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.
NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P’s description of its six highest short-term issue credit ratings:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
Description of the six highest international short-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):

Fl	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

DBRS’ description of its six highest short-term debt ratings:

R-1	(high) Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1	(middle) Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1	(low) Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2	(high) Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2	(middle) Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2	(low) Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

JCR’s description of its short-term debt ratings:

J-1	The highest level of capacity of the obligor to honor its short-term financial commitment on the obligation. Within this rating category, obligations for which the capacity is particularly high are indicated by the symbol “J-1+.”

J-2	The high level of capacity to honor the short-term financial commitment on the obligation, but slightly less than for category “J-1.”

J-3	An adequate level of capacity of the obligor to honor the short-term financial commitment on the obligation, but susceptible to adverse changes in circumstances.

NJ	The capacity of the obligor to honor the short-term financial commitment on the obligation is less than for the upper-ranking categories.

D	In default.
Best’s description of its six highest short-term debt ratings (A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and Best’s Rating may be subject to near-term change. Ratings prefixed with an “i” denote indicative ratings.):

AMB-1+	Strongest. Assigned to issuers, where the issuer has, in Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Outstanding. Assigned to issuers, where the issuer has, in Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Satisfactory. Assigned to issuers, where the issuer has, in Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In Default. In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.
R&I’s description of its short-term debt ratings (The plus sign (+) may be added to ratings in the “a-1” rating to indicate an especially high degree of certainty regarding the repayment of short-term financial obligations):

a-1	A superior degree of certainty regarding the repayment of short-term financial obligation.

a-2	A strong degree of certainty regarding the repayment of short-term financial obligation, but there are some vulnerable factors compared to the rating of the upper grade.

a-3	An adequate degree of certainty regarding the repayment of short-term financial obligation, but there are factors that are vulnerable to environmental changes.

b	The degree of certainty regarding the repayment of short-term financial obligation is not equal to “a-rated” obligations, and there are concerning factors over the repayment.

c	The lowest rating. The repayment of short-term financial obligation is in default, or the possibility of default is extremely high.
SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS
Moody’s description of its two highest short-term loan/municipal note ratings:
MIG1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES
OF BB&T ASSET MANAGEMENT, INC.
Authorization to Vote Proxies
Each client whose account is assigned to a BB&T Asset Management (“BB&T AM”) Investment Professional, when executing his or her Advisory Contract with BB&T AM, may select whether he or she wishes to be responsible for voting his or her proxies or whether he or she instead authorizes BB&T AM to vote proxies on behalf of the client. BB&T AM shall not cause to be voted the proxies of any client who indicates that he or she wishes to be responsible for voting his or her proxies. With respect to any BB&T AM client who has not executed an Advisory Contract with BB&T AM that includes a proxy voting selection provision, BB&T AM will cause the proxies of such client to be voted, until such time as the client instructs BB&T AM to the contrary or unless the client has otherwise arranged for their proxies to be delivered to them for voting.
BB&T AM may also cause to be voted the proxies for securities held by any BB&T Fund whose board of trustees has authorized BB&T AM to do so.
Proxies Will Be Voted in Accordance with the Clients’ Best Interests
It is BB&T AM’s policy that all proxies for clients’ securities be voted strictly in accordance with the best interests of the clients’ accounts. The key element underlying any evaluation of the interests of a client in a proposal, election, or issue presented to a shareholder vote is the effect, if any, the proposal, election, or issue could have on the current or future value of the investment.
Proxy Committee
With respect to clients’ securities (including BB&T Funds’ securities) for which BB&T AM has responsibility for voting proxies, the Proxy Committee of BB&T AM will monitor voting decisions, ensure proxies are submitted timely, and, as described below, make determinations regarding actual or potential conflicts of interests. The Proxy Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more of these functions. BB&T AM has engaged Institutional Shareholder Services (“ISS”) to monitor corporate actions, make voting recommendations, ensure proxies are submitted timely, and maintain the records as required.
To the extent that any investment officer (or other employee of BB&T AM) reviews a given ISS recommendation and determines that the best interests of the BB&T AM clients who hold the security would likely be better served by rejecting the ISS recommendation, then they shall promptly notify the Proxy Committee, which shall then review the issue and determine, based on the principles set forth below, whether to accept or reject the ISS recommendation. If the Proxy Committee chooses to reject the ISS recommendation, it shall instruct ISS to vote the proxies accordingly and shall forward to the Director of Compliance originals or copies of all documents that memorialize the basis for the decision and all documents created by the Proxy Committee or by any other area or employee of BB&T AM that were material to making the decision.
Proxy Voting Determination Guidelines
As discussed above, BB&T AM has engaged ISS to make voting recommendations with respect to proxies for clients’ securities. BB&T AM accordingly relies on ISS’s voting policies and judgments, which BB&T AM has found to be sound and well regarded. Nevertheless, as also discussed above, BB&T AM reserves the right to reject any given ISS recommendation. In determining whether to reject an ISS recommendation, BB&T AM will be guided by the policy expressed above, and the following guidelines.
Generally, BB&T AM will support company managements which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term. Long term shareholder value need not be sacrificed in favor of short term gains. Proposals that diminish the rights of shareholders or diminish management or board accountability to the shareholders will typically be opposed. However, reasonable measures that provide the board or management with flexibility for negotiation during unsolicited takeover attempts might be supported provided that such measures do not deter every potential acquisition. Likewise, compensation plans that appear excessive relative to comparable companies’ compensation packages and/or appear unreasonable in light of the performance of the issuer will typically be opposed. Matters involving social issues or corporate responsibility will be evaluated principally based on their likely impact on the economic value of the issuer.

Conflicts of Interest
In some circumstances, an issuer’s proxies may present an actual or potential conflict of interests between BB&T AM and a client account holding securities of the issuer. As explained above, it is BB&T AM’s policy that all proxies for a client’s securities be voted strictly in accordance with the best interests of the client’s account. Nevertheless, BB&T AM also employs additional safeguards in situations potentially involving a material conflict of interests.
At least annually, the Proxy Committee will compile, maintain, and update a list of issuers with which BB&T AM or its affiliates has such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of interests. Examples may include issuers for which BB&T AM manages a pension or employee benefits plan, issuers for which BB&T AM manages an account for a senior officer or director, BB&T Corporation, or the BB&T Funds. To the extent that BB&T AM receives proxies from such issuers for clients who have authorized BB&T AM to vote their proxies, the Proxy Committee will examine the proxy solicitations and assess the potential conflict in order to determine what procedures to employ with respect to the proxy. Likewise, the Proxy Committee will make such an examination and determination with respect to other proxy solicitations that may give rise to a material conflict of interests, such as where BB&T AM or one or more of its senior managers or directors has a business or personal relationship with a proponent of a proxy proposal, a participant in a proxy contest, a corporate director, or a candidate for a directorship.
Depending on the circumstances, the Proxy Committee may:
(a) Determine that the ISS recommendation is in the best interest of the client and cause the proxies to be voted according to the ordinary guidelines and procedures provided by ISS; or
(b) Determine that the ISS recommendation is not in the best interest of the client and override the recommendation and vote the proxies accordingly; or
(c) Refer voting authority back to the client to vote the proxies.
Providing Information Regarding Proxy Voting Policies and Procedures
Upon opening any new client account, BB&T will provide the client with the Description of BB&T Asset Management’s Proxy Voting Policies and Procedures (“Description”), which shall be a concise summary of the policies and procedures, shall indicate that a copy of the full policies and procedures is available upon request, and shall include instructions for obtaining information regarding how a client’s proxies were voted. The Proxy Committee or its delegate shall be responsible for providing a copy of the full policies and procedures and of information regarding how a client’s proxies were voted to any client who so requests. The Proxy Committee or its delegate shall also forward to the Director of Compliance the client’s written request for information regarding how the client’s proxies were voted and a copy of BB&T AM’s written response to any such written or oral request.
Record-Keeping
The Director of Compliance shall maintain the following materials for five years in an easily accessible place (the first two years in BB&T AM’s home office):
(a) BB&T AM’s proxy voting policies and procedures;
(b) List of issuers that represent a potential or actual conflict of interest
(c) Proxy statements received regarding client securities
(d) Records of votes cast by BB&T AM (including by any third party provider, such as ISS, that BB&T AM has engaged to cast votes) on behalf of any client;
(e) Copies of all documents created by BB&T AM that were material to making a decision as to how to vote proxies on behalf of a client or that memorialize the basis for such a decision;
(f) Copies of all written client requests for information on how BB&T AM voted proxies on behalf of the client, and copies of all written responses by BB&T AM to any written or oral client request for information on how BB&T AM voted proxies on behalf of the client;
(g) All other documents received from the Proxy Committee in fulfilling their responsibilities. .
BB&T AM may satisfy requirements (b) and (c), above, by relying on a third party, such as ISS, to make and retain the relevant documents on BB&T AM’s behalf if BB&T AM first obtains an undertaking from the third party to provide a copy of the documents promptly upon request. BB&T AM also may satisfy the requirements of (b), above, by relying on obtaining a copy of a proxy statement from the SEC’s EDGAR system.

PART C. OTHER INFORMATION
Item 23. Exhibits
(a) (1)	Amended and Restated Agreement and Declaration of Trust dated June 2, 2007 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(b) (1)	Amended and Restated Bylaws dated April 23, 2007 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(c) (1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d) (1)	Amended and Restated Investment Advisory Agreement between the Registrant and BB&T Asset Management, Inc. dated May 23, 2003 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (filed November 26, 2003).
(i)	Form of Revised Schedule A to Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).
(2)	Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated February 1, 2001, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).
(i)	Form of Amendment No. 2 to Sub-Advisory Agreement between BB&T Asset Management and Federated Investment Management Company is incorporated by reference to Exhibit (d)(4)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).
(3)	Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott & Stringfellow, Inc., including Schedule A is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

(4)	Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC, including Schedule A is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

(5)	Form of Amended and Restated Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC, for the Sterling Capital Small Cap Value Fund, including Schedule A is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(6)	Sub-Advisory Agreement between BB&T Asset Management, Inc. and Artio Global Management LLC dated June 16, 2008 is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(e) (1)	Underwriting Agreement among the Registrant, BB&T Asset Management, Inc. and BB&T AM Distributors, Inc. dated April 23, 2007 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Exhibit A to Underwriting Agreement dated February 1, 2008 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).
(f)	Not applicable.

(g) (1)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investor’s Bank & Trust Company) is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

(2)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 1, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).
(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).
(h) (1)	Form of Administration Agreement between the Registrant and BB&T Asset Management, Inc. is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between BB&T Asset Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Form of AdvisorCentral Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated by reference to Exhibit (h)(4)(ii) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(iii)	Form of Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is filed herewith.

(5)	Accounting Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(6)	Compliance Support Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(7)	Form of Securities Lending Agreement between Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(8)	Third Party Feeder Fund Agreement among Registrant (on behalf of the BB&T Equity Index Fund), BB&T AM Distributors, Inc. and Master Investment Portfolio dated April 19, 2007 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Amendment to the Third Party Feeder Fund Agreement dated July 1, 2008 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).
(i)	Opinion of Ropes & Gray LLP is filed herewith.

(j) (1)	Consent of Ropes & Gray LLP is filed herewith.

(2)	Consent of KPMG LLP is filed herewith.

(3)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m) (1)	Amended and Restated Distribution and Shareholder Services Plan as amended February 1, 2009 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(n) (1)	Multiple Class Plan dated August 28, 2007 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(i)	Revised Exhibit 1 to Multiple Class Plan dated February 1, 2009 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(p) (1)	Code of Ethics for BB&T Funds dated November 8, 1994 and amended February 11, 2000 and February 27, 2007 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Code of Ethics for BB&T Asset Management, Inc. is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(3)	Code of Ethics for Federated Investment Management Company is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(4)	Code of Ethics for Scott & Stringfellow, LLC is filed herewith.

(5)	Code of Ethics for Sterling Capital Management revised December 14, 2007, August 15, 2007 and August 21, 2007 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(6)	Code of Ethics of Julius Baer Funds and Artio Global Management LLC (formerly Julius Baer Investment Management LLC) dated June 2008 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(7)	Joint Code of Ethics of Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio, dated June 1, 2005 is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

(8)	Code of Ethics of Barclays Global Fund Advisors (“BGFA”), dated June 1, 2005 is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

(9)	Code of Ethics of SEI Investments Distribution Co. (“SEI”), dated January 2004 is incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).
Item 24. Persons Controlled By or Under Common Control with Registrant
     None.
Item 25. Indemnification
     Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:
     “Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(2). The Trust maintains a directors and officers liability insurance policy. In addition, certain officer and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.

Item 26. Business and Other Connections of Investment Adviser
BB&T Asset Management, Inc. (“BB&T Asset Management” or the “Adviser”) is the adviser for the all of the BB&T Funds, except the Sterling Capital Small Cap Value Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, 5th Floor, Raleigh, North Carolina 27601, is a wholly-owned subsidiary of BB&T Corporation (“BB&T”), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2008, BB&T Asset Management had approximately $15.3 billion in assets under management. Through its subsidiaries, BB&T operates over 1,500 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.
In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years.
To the knowledge of Registrant, none of the directors or officers of BB&T Asset Management is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries of the parent corporation of BB&T).
Item 27. Principal Underwriter
(a)	BB&T AM Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of December 2, 2008, the Distributor acted as principal underwriter for the following investment companies:
BB&T Funds
Sterling Capital Small Cap Value Fund
(b)	The Distributor is a Delaware corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC Distributors, Inc and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:
Board of Directors

Name	Position(s) with Distributor
Nicholas M. Marsini, Jr.	Director
Michael DeNofrio	Director
Steven Turowski	Director
T. Thomas Deck	Director
Dennis J. Westley	Director
Officers

Name	Position(s) with Distributor
T. Thomas Deck	President and Chief Executive Officer
Bruno DiStefano	Vice President
Susan K. Moscaritolo	Vice President
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Rita Adler	Chief Compliance Officer
Jodi Jamison	Chief Legal Officer
Maria C. Schaffer	Controller and Assistant Treasurer

Name	Position(s) with Distributor
John Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Carol Bommarito	Assistant Vice President
Bradley A. Stearns	Assistant Secretary and Assistant Clerk
Julie Bartos	Assistant Secretary and Assistant Clerk
Dianna A. Stone	Secretary and Clerk
Mark Pinocci	Vice President
(c)	Not Applicable
Item 28. Location of Accounts and Records
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:
(1)	BB&T Funds 434 Fayetteville Street Mall, 5th Floor Raleigh, NC 27601 Attention: Secretary (Registrant)
(2)	BB&T Asset Management, Inc.
434 Fayetteville Street Mall, 5th Floor
Raleigh, North Carolina 27601
Attention: Trust Investments
(Investment Adviser for all Funds, except Sterling Capital Small Cap Value Fund, and Administrator)
(3)	Artio Global Management LLC (formerly Julius Baer Investment Management LLC) 330 Madison Avenue New York, New York 10017 (Investment Sub-Adviser to the International Equity Fund)
(4)	Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Investment Sub-Adviser to the Prime Money Market Fund and National Tax-Free Money Market Fund)
(5)	Scott & Stringfellow, LLC 909 E. Main Street Richmond, Virginia 23219 (Investment Sub-Adviser to the Special Opportunities Equity and Equity Income Funds)
(6)	Sterling Capital Management LLC
Two Morrocroft Centre
4064 Colony Rd., Suite 300
Charlotte, NC 28211
(Investment Adviser to the Sterling Capital Small Cap Value Fund and Investment Sub-Adviser to the Mid Cap Value Fund and the Total Return Bond Fund)
(7)	U.S. Bank National Association 425 Walnut Street, M.L. CN-OH-W6TC Cincinnati, OH 45202 (Custodian)

(8)	State Street Bank & Trust Company (formerly Investor’s Bank & Trust) John Hancock Tower 200 Clarendon Street Boston, Massachusetts 02117-9130 (Custodian and Fund Accountant for Equity Index Fund)

(9)	Ropes & Gray LLP One Metro Center, 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948 (Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(10)	PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) 301 Bellevue Parkway Wilmington, Delaware 19809 (Fund Accountant, Transfer Agent, and Sub-Administrator)

(11)	BB&T AM Distributors, Inc. 760 Moore Road King of Prussia, PA 19406 (Distributor)

(12)	Mellon Bank, NA 500 Ross Street, Suite 850 Pittsburgh, PA 15262 (Securities Lending Agent)
Item 29. Management Services
     None.
Item 30. Undertakings
The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.
NOTICE
A copy of the Amended and Restated Agreement and Declaration of Trust dated June 2, 2007, as amended, of the BB&T Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 62 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 30th day of April 2009.
BB&T FUNDS

/s/ E.G. Purcell, III
*E.G. Purcell, III
President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 62 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ E.G. Purcell, III *E.G. Purcell, III	President and Principal Executive Officer	April 30, 2009

/s/ James L. Roberts *James L. Roberts	Trustee	April 30, 2009

/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	April 30, 2009

/s/ Andrew J. McNally *Andrew J. McNally	Treasurer and Principal Financial Officer	April 30, 2009

/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	April 30, 2009

/s/ Drew T. Kagan *Drew T. Kagan	Trustee	April 30, 2009

/s/ Laura C. Bingham *Laura C. Bingham	Trustee	April 30, 2009

/s/ R. Lee Youngblood *R. Lee Youngblood	Trustee	April 30, 2009

By:	/s/ Alan G. Priest

Alan G. Priest

*	By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

SIGNATURES
     This Registration Statement contains certain disclosures regarding the S&P 500 Index Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the BB&T Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California on April 30, 2009. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO S&P 500 INDEX MASTER PORTFOLIO
By:	/s/ Jack Gee
Jack Gee
Treasurer (Chief Financial Officer)

     This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on April 30, 2009. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

/s/ H. Michael Williams H. Michael Williams*	Trustee and President (Chief Executive Officer)	April 30, 2009

/s/ Jack Gee Jack Gee	Treasurer (Chief Financial Officer)	April 30, 2009

/s/ Mary G.F. Bitterman Mary G.F. Bitterman*	Trustee	April 30, 2009

/s/ A. John Gambs A. John Gambs*	Trustee	April 30, 2009

/s/ Lee T. Kranefuss Lee T. Kranefuss*	Trustee	April 30, 2009

/s/ Hayne E. Leland Hayne E. Leland*	Trustee	April 30, 2009

/s/ Jeffrey M. Lyons Jeffrey M. Lyons*	Trustee	April 30, 2009

/s/ Wendy Paskin-Jordan Wendy Paskin-Jordan*	Trustee	April 30, 2009

/s/ Leo Soong Leo Soong*	Trustee	April 30, 2009

*By:	/s/ Jack Gee

Jack Gee
     As Attorney-in-Fact as pursuant to the power of attorney as filed on April 30, 2009.

POWER OF ATTORNEY
     E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 20, 2008	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY
Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY
Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Thomas W. Lambeth
Thomas W. Lambeth

POWER OF ATTORNEY
Andrew J. McNally, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: April 23, 2007	/s/ Andrew J. McNally
Andrew J. McNally

POWER OF ATTORNEY
Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY
Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2004	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY
James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 24, 2004	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY
     R. Lee Youngblood, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds and BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 7, 2009	/s/ R. Lee Youngblood
R. Lee Youngblood

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, Leo Soong, a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, hereby constitute and appoint H. Michael Williams, Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacity indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ Leo Soong

Name: Leo Soong

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, Mary G.F. Bitterman, a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, hereby constitute and appoint H. Michael Williams, Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacity indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ Mary G.F. Bitterman

Name: Mary G.F. Bitterman

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, Lee T. Kranefuss a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, hereby constitute and appoint H. Michael Williams, Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacities indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ Lee T. Kranefuss

Name: Lee T. Kranefuss

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, A. John Gambs, a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, hereby constitute and appoint H. Michael Williams, Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacity indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ A. John Gambs

Name: A. John Gambs

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, Wendy Paskin-Jordan, a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, hereby constitute and appoint H. Michael Williams, Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacity indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ Wendy Paskin-Jordan

Name: Wendy Paskin-Jordan

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, Hayne E. Leland, a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, hereby constitute and appoint H. Michael Williams, Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacity indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ Hayne E. Leland

Name: Hayne E. Leland

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, Jeffrey M. Lyons, a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, hereby constitute and appoint H. Michael Williams, Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacity indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ Jeffrey M. Lyons

Name: Jeffrey M. Lyons

POWER OF ATTORNEY
WITH RESPECT TO
MASTER INVESTMENT PORTFOLIO
Know all men by these presents that I, H. Michael Williams, President, Chief Executive Officer and a Trustee of Master Investment Portfolio (“MIP”), whose name and signature appears below, constitutes and appoints Jack Gee, Geoffrey D. Flynn and Leonard A. Pierce, as my attorneys-in-fact, with power of substitution, and each of them in any and all capacities, for so long as I continue to serve as a Trustee to MIP, to sign any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by BB&T Funds relating to the offering of shares of Equity Index Fund, a series of BB&T Funds that is a feeder fund of the S&P 500 Index Master Portfolio, a series of MIP, and generally to do all such things in my name and on my behalf in the capacities indicated to enable MIP to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.
March 19, 2009

/s/ H. Michael Williams

Name: H. Michael Williams

EXHIBIT INDEX

(h)(4)(iii)	Form of Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009

(i)	Opinion of Ropes & Gray LLP

(j)(1)	Consent of Ropes & Gray LLP

(j)(2)	Consent of KPMG LLP

(j)(3)	Consent of PricewaterhouseCoopers LLP

(p)(4)	Code of Ethics for Scott & Stringfellow, LLC